UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
     (Address of principal executive offices)   (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (513) 878-4066
                                                           ---------------------

Date of fiscal year end:       12/31
                        ------------------

Date of reporting period:      12/31/09
                         -----------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

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                                                               December 31, 2009


Annual Report
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TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund




[LOGO] TOUCHSTONE INVESTMENTS(R)

                                                                           3
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                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

LETTER FROM THE PRESIDENT
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Dear Shareholder:

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report. Inside you will find key financial information, as well as manager commentaries for the year ended December 31, 2009.

After the series of events in 2008 that took such a heavy toll on financial markets, government programs implemented have had a positive effect on financial markets, helping 2009 become a truly extraordinary year. Improving confidence in the economy and very strong technicals have combined to fuel a rally. Spreads in most sectors have narrowed considerably, particularly in the corporate and mortgage sectors, and the Federal Reserve is expected to remain accommodative into 2010 as the economy remains weak.

Though troubled by the historically significant loss of global capital, concern for inflationary pressure from growth, and Treasury debt issuance, the impact on the bond market was one of improving liquidity. Market conditions during the quarter were dominated by global optimism for a recovery, led by expectations of inventory rebuilding and signs of improved interest in home buying. Economic data was less mixed, with strength evidenced by a rebound in consumer optimism and the stock market, although the domestic U.S. economy is still laboring under high unemployment.

Despite the fact that some forecasters believe the economy could remain sluggish for some time, continued government stimulus, higher exports due to the dollar weakness, and higher revenues combined with improving cost containment should lead to a restocking cycle, as well as improving employment prospects and wage gains in 2010.

We continue to believe that diversification is essential to balancing risk and return. We recommend that you continue to work with your financial professional to employ a sound asset allocation strategy that invests in a combination of stock, bond, and money market mutual funds to help keep your financial strategy on course. In today's market climate, it is critical to maintain a long-term approach to gain the full potential benefits of investing.

Touchstone is committed to helping investors achieve their financial goals by providing access to a distinctive selection of institutional asset managers who are known and respected for proficiency in their specific area of expertise. We hope that you will find the enclosed commentaries helpful.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

/s/ Jill T. McGruder


Jill T. McGruder
President
Touchstone Variable Series Trust

    4
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--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                    December 31, 2009

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                     TOUCHSTONE BARON SMALL CAP GROWTH FUND
                     --------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     33.8
Financials                                                                 13.2
Health Care                                                                13.1
Energy                                                                     11.4
Industrials                                                                 9.5
Consumer Staples                                                            6.1
Utilities                                                                   2.6
Telecommunication Services                                                  2.1
Information Technology                                                      1.4
Investment Funds                                                           30.0
Other Assets/Liabilities (Net)                                            (23.2)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A/A                                                                          0.8
BBB/Baa                                                                      1.4
BB                                                                          37.9
B                                                                           52.6
CCC                                                                          7.3
                                                                        --------
TOTAL                                                                      100.0
                                                                        --------
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--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     18.0
Industrials                                                                16.2
Health Care                                                                14.9
Consumer Discretionary                                                     12.1
Financials                                                                 11.8
Energy                                                                     10.3
Materials                                                                   7.2
Consumer Staples                                                            4.4
Utilities                                                                   2.0
Telecommunication Services                                                  1.2
Investment Funds                                                           22.5
Other Assets/Liabilities (Net)                                            (20.6)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 36.4
Energy                                                                     20.4
Information Technology                                                     14.1
Materials                                                                  13.4
Consumer Discretionary                                                      9.2
Health Care                                                                 2.2
Industrials                                                                 1.0
Investment Funds                                                           18.9
Other Assets/Liabilities (Net)                                            (15.6)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
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                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                               21.2
U.S. Agency                                                                 15.3
AAA/Aaa                                                                      9.9
AA/Aa                                                                        4.8
A/A                                                                         13.2
BBB/Baa                                                                     18.7
BB/Ba                                                                        5.3
B/B                                                                          8.6
CCC/Caa                                                                      2.2
Other                                                                        0.8
                                                                        --------
TOTAL                                                                      100.0
                                                                        --------
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                     TOUCHSTONE LARGE CAP CORE EQUITY FUND
                     -------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     23.6
Financials                                                                 11.8
Energy                                                                     11.6
Industrials                                                                11.4
Health Care                                                                11.3
Consumer Discretionary                                                     10.3
Consumer Staples                                                            9.4
Materials                                                                   3.9
Utilities                                                                   2.5
Telecommunication Services                                                  2.2
Investment Funds                                                           15.4
Other Assets/Liabilities (Net)                                            (13.4)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                  96.3
FW1(NR)                                                                      3.7
                                                                        --------
TOTAL                                                                      100.0
                                                                        --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  58.2
Corporate Notes/Commercial Paper                                            16.2
U.S. Government Securities                                                  12.4
Taxable Municipal Bonds                                                     10.4
Bank CD/TD                                                                   2.5
Other Assets/Liabilities (Net)                                               0.3
                                                                        --------
TOTAL                                                                      100.0
                                                                        --------
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

                                                                           5
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                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------
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                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                           27.3
Other Assets/Liabilities (Net)                                            (26.5)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
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--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.9
Investment Funds                                                           22.8
Other Assets/Liabilities (Net)                                            (21.7)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.3
Investment Funds                                                           28.7
Other Assets/Liabilities (Net)                                            (28.0)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.0
Investment Funds                                                           21.2
Other Assets/Liabilities (Net)                                            (20.2)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

    6
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--------------------------------------
TOUCHSTONE BARON SMALL CAP GROWTH FUND
--------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Baron Small Cap Growth Fund

SUB-ADVISED BY BAMCO, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Baron Small Cap Growth Fund was 32.94% for the year ended December 31, 2009. The total return of the Russell 2000(R) Growth Index was 34.47% for the same period.

During the year, the Fund maintained its investment focus in what are believed to be well-managed growth businesses that have large opportunities and significant barriers to competition.

PORTFOLIO REVIEW

The Fund's relative underperformance in 2009 was due primarily to an underweight position in the Information Technology sector and security selection in the Consumer Discretionary and Consumer Staples sectors. Contributing positively to relative performance was security selection in the Financials sector, as well as security selection and an overweight position in the Energy sector. The Fund's top performers were FMC Technologies Inc., Dick's Sporting Goods Inc. and J. Crew Group Inc. The Fund's worst performers were DeVry Inc., Arch Capital Group Ltd. and PSS World Medical Inc.

FMC Technologies Inc. is one of the leading suppliers of equipment for onshore and offshore oil and gas with a particular emphasis on deepwater production equipment. As oil prices rebounded during the year, the economics for deepwater oilfield development improved substantially. We believe this drove investors who were on the outlook for a rebound in orders and backlog to be more bullish. For much of the past decade, FMC has been one of the premier growth companies in the Energy sector and during 2009, its shares significantly outpaced its peers.

Dick's Sporting Goods Inc. performed well as the economy started to improve and retail concepts that survived the recession, like Dick's, gained market share. We believe that the bankruptcies of sporting goods retailers in the Pacific Northwest will provide opportunities for Dick's to expand. The company has improved its balance sheet by reducing debt and inventory per square foot, which we think will ensure its survival during the current economy. We believe the company is well-positioned for an eventual economic recovery.

J. Crew Group Inc. continued to outperform its retail peers. Earnings grew dramatically in 2009 and we believe they will be positive again in 2010. We continue to like J. Crew's competitive positioning. The management team, led by CEO Mickey Drexler, is experienced in managing growth and launching new concepts, such as the successful Old Navy line that Drexler launched while CEO of The Gap. We think the company's goal of providing "affordable luxury" meshes well with the present economic environment where consumers are trading down from designer brands but don't want to sacrifice quality.

DeVry Inc. performance did not reflect, in our view, its excellent operating results and earnings growth in 2009. New and continuing enrollment was at or near record levels, operating margins surpassed prior peaks as DeVry largely completed the last of several years of investment spending, and campus capacities were filled through higher student count. The integration of recent acquisitions in the high-demand areas of Allied Health and Nursing continued smoothly and we expect these businesses to be positive contributors. We also expect DeVry to be a beneficiary of contracting capacity at public institutions that are facing budget shortfalls due to state budget crises. In spite of these positive developments, DeVry, along with the entire education sector, suffered from concerns that the Obama administration would take a less friendly posture towards for-profit education. This view we do not share.

                                                                           7
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

Arch Capital Group Ltd. detracted from relative performance during the year; however we think Arch is a high quality Bermuda-based property and casualty insurance company with a conservative investment portfolio, diverse lines of business, a great management team, and excess reserves and capital. We believe this is why shares of Arch never plummeted last year like many insurers with more aggressive investment portfolios and less capital. In 2009, those insurers rebounded and had better stock performance. Long-term, we think Arch should continue to post mid- to upper-teen return on equity and should have little problem growing its book value per share toward $80. While insurance rates are currently soft, the trend is starting to turn and we expect the stock will start to perform better.

Shares of PSS World Medical Inc. underperformed in 2009 as the company experienced modest sales growth due to lower-than-normal patient volumes, particularly in the first half of the year. Additionally, investors moved away from the Health Care sector due to the uncertainty associated with health-reform efforts. We no longer own this position in the Fund.

CURRENT STRATEGY AND OUTLOOK

We believe the companies the Fund owns will continue to grow at healthy and sustainable rates, and we expect that their share prices will continue to reflect their attractive prospects.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                 12/31/09
          32.94%                      2.91%                     6.21%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/09
                                      82.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Baron Small Cap Growth Fund              Russell 2000(R) Growth Index

     Date           Balance                             Date           Balance
     ----           -------                             ----           -------
   12/31/99          10,000                           12/31/99          10,000
   12/31/00          10,125                           12/31/00           7,757
   12/31/01          10,793                           12/31/01           7,041
   12/31/02           9,277                           12/31/02           4,910
   12/31/03          12,378                           12/31/03           7,294
   12/31/04          15,822                           12/31/04           8,338
   12/31/05          17,038                           12/31/05           8,684
   12/31/06          20,149                           12/31/06           9,843
   12/31/07          20,706                           12/31/07          10,537
   12/31/08          13,740                           12/31/08           6,476
   12/31/09          18,266                           12/31/09           8,708

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

    8
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--------------------------------------
TOUCHSTONE BARON SMALL CAP GROWTH FUND
--------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

                                                                     Market
                                                      Shares         Value

COMMON STOCKS -- 93.2%
   CONSUMER DISCRETIONARY -- 33.8%
   Cheesecake Factory, Inc. (The)*                     4,000     $       86,360
   Choice Hotels International, Inc.+                 12,000            379,920
   DeVry, Inc.                                        16,500            936,045
   Dick's Sporting Goods, Inc.*                       30,000            746,100
   Interactive Data Corp.                              1,500             37,950
   J. Crew Group, Inc.*+                              11,250            503,325
   Lamar Advertising Co.- Class A*+                    5,000            155,450
   LKQ Corp.*                                         24,000            470,160
   Mohawk Industries, Inc.*                            5,000            238,000
   Morningstar, Inc.*                                  5,500            265,870
   Panera Bread Co.- Class A*+                         3,000            200,910
   Peet's Coffee & Tea, Inc.*+                        10,000            333,300
   Penn National Gaming, Inc.*                        10,000            271,800
   Penske Auto Group, Inc.*+                          20,000            303,600
   Polo Ralph Lauren Corp.                             6,000            485,880
   Sonic Corp.*                                        5,000             50,350
   Strayer Education, Inc.+                            3,500            743,715
   Under Armour, Inc.- Class A*+                       7,500            204,525
   Vail Resorts, Inc.*+                               10,000            378,000
   Wynn Resorts Ltd.+                                  1,359             79,135
--------------------------------------------------------------------------------
                                                                      6,870,395
--------------------------------------------------------------------------------
   FINANCIALS -- 13.2%
   Alexander's, Inc. REIT*                             1,500            456,630
   Alexandria Real Estate
   Equities, Inc. REIT+                                2,500            160,725
   Arch Capital Group Ltd.*                           12,000            858,600
   Cohen & Steers, Inc.                                5,500            125,620
   Digital Realty Trust, Inc. REIT+                    2,752            138,370
   Eaton Vance Corp.                                   9,000            273,690
   Interactive Brokers Group, Inc. -
   Class A*+                                          11,000            194,920
   Jefferies Group, Inc.*                             20,000            474,600
--------------------------------------------------------------------------------
                                                                      2,683,155
--------------------------------------------------------------------------------
   HEALTH CARE -- 13.1%
   AMERIGROUP Corp.*                                  16,000            431,360
   Charles River Laboratories
   International, Inc.*                                5,000            168,450
   Chemed Corp.                                        3,000            143,910
   Community Health Systems, Inc.*                    12,700            452,120
   Edwards Lifesciences Corp.*                        11,000            955,350
   Gen-Probe, Inc.*                                    3,500            150,150
   IDEXX Laboratories, Inc.*                             800             42,752
   Techne Corp.+                                       1,000             68,560
   VCA Antech, Inc.*                                   9,825            244,839
--------------------------------------------------------------------------------
                                                                      2,657,491
--------------------------------------------------------------------------------
   ENERGY -- 11.4%
   Atlas Energy, Inc.                                  2,900             87,493
   Carbo Ceramics, Inc.                                1,000             68,170
   Encore Acquisition Co.*                            15,000            720,300
   FMC Technologies, Inc.*                            13,000            751,920
   SEACOR Holdings, Inc.*                              5,000            381,250
   Southern Union Co.                                 14,000            317,800
--------------------------------------------------------------------------------
                                                                      2,326,933
--------------------------------------------------------------------------------
   INDUSTRIALS -- 9.5%
   Aecom Technology Corp.*                             5,500            151,250
   Copart, Inc.*                                      15,000            549,450
   CoStar Group, Inc.*+                                6,500            271,505
   Genesee & Wyoming, Inc.- Class A*                  15,750            514,080
   Tetra Tech, Inc.*                                  10,000            271,700
   Valmont Industries, Inc.+                           2,200            172,590
--------------------------------------------------------------------------------
                                                                      1,930,575
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 6.1%
   Church & Dwight Co., Inc.                           7,000            423,150
   Diamond Foods, Inc.                                   409             14,536
   Ralcorp Holdings, Inc.*                             8,000            477,680
   Treehouse Foods, Inc.*+                             5,000            194,300
   Whole Foods Market, Inc.*+                          5,000            137,250
--------------------------------------------------------------------------------
                                                                      1,246,916
--------------------------------------------------------------------------------
   UTILITIES -- 2.6%
   ITC Holdings Corp.                                 10,000            520,900
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.1%
   SBA Communications
   Corp.- Class A*                                    12,500            427,000
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 1.4%
   Blackboard, Inc.*                                   2,164             98,224
   WebMD Health Corp.*+                                5,000            192,450
--------------------------------------------------------------------------------
                                                                        290,674
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   18,954,039
--------------------------------------------------------------------------------
INVESTMENT FUNDS --30.0%
   Invesco AIM Liquid
   Assets Portfolio**                              4,649,106          4,649,106
   Touchstone Institutional
   Money Market Fund^                              1,442,618          1,442,618
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    6,091,724
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 123.2%
(COST $17,535,261)                                               $   25,045,763
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (23.2%)                                           (4,716,307)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   20,329,456
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $4,490,262.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Common Stocks           $ 18,954,039  $         --   $         --  $ 18,954,039
Investment Funds           6,091,724            --             --     6,091,724
                        --------------------------------------------------------
                                                                   $ 25,045,763

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Core Bond Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Core Bond Fund was 14.90% for the year ended December 31, 2009. The total return of the Barclays Capital Aggregate Bond Index was 5.93% for the same period.

The events of late 2008 and early 2009 provided the backdrop for the markets during the past year. Following the demise of Lehman Brothers, Fannie Mae, Freddie Mac, AIG, and many other financial institutions, policy makers have been attempting to limit the damage to the economy and lay the foundation for future growth. The Obama Administration and Congress passed a $787 billion stimulus package and are working to implement reforms to more tightly regulate the financial system. The Federal Reserve has cut interest rates to essentially zero and embarked on a number of unconventional policies, including the commitment to purchase $1.75 Trillion in long-term fixed-income securities to support the credit markets. Long-term interest rates rose considerably during 2009 as the economy and the financial markets recovered. The Fed kept short-term interest rates essentially at zero for all of 2009, which helped to anchor short-term Treasury yields.

PORTFOLIO REVIEW

The Touchstone Core Bond Fund's outperformance was driven primarily by narrowing risk premiums in many sectors of the credit markets and due to being positioned with less interest rate risk. Inflation expectations, as measured by Treasury Inflation Protected Securities (TIPS), were driven to extremely low levels at the end of 2008, but rose throughout 2009 as policy-makers continued to stimulate growth. The Fund had an allocation to TIPS for most of 2009, which also contributed to performance.

The non-agency mortgage-backed securities market has been a source of tremendous volatility. At the beginning of 2009, prices were depressed due to the weakness in the housing market and a lack of liquidity. During 2009, there was an improvement in both of those factors, which helped a recovery in prices. The Fund had an allocation to this sector in 2009, which was a positive for performance. A similar pattern can be found in the investment grade and high yield corporate bond markets. At the end of 2008, risk premiums remained near historical high levels. The Fund was overweight investment grade corporate bonds for the period and the recovery in the sector during 2009, along with benefits from security selection, contributed to positive performance. The Fund's allocation to the high yield market aided performance over the past year as well.

CURRENT STRATEGY AND OUTLOOK

Because the current business cycle is very different from previous ones, there is no clear guide as to how the economy will perform in the coming year. Throughout the post-war era, U.S. recessions followed a common pattern; they began when the Federal Reserve tightened monetary policy to control inflation, and recoveries generally followed when inflation subsided and the Fed reversed course. The typical cycle was "V-shaped" -- the steeper the decline in output, the more powerful the ensuing upturn, with growth rates of 5%-6% common in the first year of recovery. By comparison, the primary factor contributing to the 2008-2009 recession was a contraction in credit to the private sector. The "credit crunch" started in the United States in the second half of 2007 when the housing bubble burst and financial institutions were affected, and it spread around the world in the autumn of 2008 when Lehman Brothers failed and other financial institutions were on the ropes. The Federal Reserve and other central banks responded by injecting massive reserves into the banking systems, but some observers were skeptical about the effectiveness of these actions, contending that central banks were merely "pushing on a string." As noted earlier, there is clearer evidence today that expansionary monetary and fiscal policies are having the intended effect of bolstering the world's financial system and the global economy. The economic upturn began in China and other parts of Emerging Asia in the second quarter of this year, and it has since spread to other parts of the world.

   10
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-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

Looking ahead, we expect some of the same factors that contributed to the recent upturn to support growth of about 3% in the coming year. U.S. manufacturers, for example, should benefit both from a worldwide expansion and a cheap dollar. Furthermore, with inventories falling in relation to sales, businesses should be in position to begin rebuilding inventories. The swing in inventories alone could add between 1.0% to 1.5% to overall economic growth. To generate self-sustaining growth, however, domestic demand will have to accelerate at some point. The business sector is the leading candidate to jump-start the process because of the massive adjustments that were undertaken during the period of financial panic: U.S. businesses slashed capital spending at about a 30% annual rate between the fourth quarter of 2008 and first quarter of 2009, and they also laid off workers at an unprecedented pace over the past year. While these actions exacerbated the decline in economic activity, businesses are now beginning to reap benefits by way of improved profit margins. Indeed, the rally in stocks and bonds since March has been underpinned by increased labor productivity and corporate profitability stemming from massive cost-cutting and lower costs of raw materials.

A key uncertainty at this stage is how U.S. businesses will respond to the improved financial landscape. On the positive side, capital spending is resuming and the pace of job layoffs has moderated in recent months. However, new job creation is anemic, and there is uncertainty about when it will resume. Normally, small businesses are the first to hire in an economic downturn, but many of them are constrained from doing so now, due to being unable to obtain bank loans. Based on economic models, it is estimated that payroll gains need to average 100,000 workers on a monthly basis just to keep the unemployment rate from rising, and the consensus view is that it may take until midyear for job growth to reach that level. By then, the unemployment rate could be close to 10.5% and, if underemployed workers are included, the tally could approach 18%.

Futures markets currently are pricing in that the federal funds rate will be increased to about 1.0% by the end of 2010. We consider this to be a reasonable estimate, and our outlook for financial markets would not be materially different if the rate ended the year somewhat higher. Once Fed tightening comes into play, we would expect market volatility to rise. However, policy tightening of this sort should be fairly benign for financial markets, as policy would still be accommodative and such action could reassure investors that economic conditions are normalizing.

With the Fed indicating they will keep interest rates low for some time and further evidence of economic recovery, we anticipate that short-term interest rates will remain low in the near term and that long-term treasury yields will continue to be at risk as the economy rebounds and the massive amount of Treasury supply puts upward pressure on interest rates. In addition, we believe that economic growth is likely to continue to be positive in 2010; however, the pace of growth may be more moderate than in past recoveries.

                                                                           11
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------
--------------------------------------------------------------------------------

Going forward the Fund will be positioned for higher, long-term interest rates, including an allocation to Treasury Inflation Protected Securities (TIPS). It remains overweight corporate bonds as the risk premiums offer a yield advantage to Treasuries, which will offer some protection against rising interest rates. The Fund will continue to be invested opportunistically in the high yield market as risk premiums offer extremely attractive levels. We will look for opportunities in mortgage-backed securities as the Government reduces support, potentially creating low prices for the sector. We continue to view Treasuries and other government bond sectors as relatively unattractive.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                  12/31/09
          14.90%                      4.40%                     5.36%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/09
                                      68.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Core Bond Fund                  Barclays Capital Aggregate Bond Index

  Date       Balance                              Date           Balance
  ----       -------                              ----           -------
12/31/99      10,000                            12/31/99          10,000
12/31/00      10,920                            12/31/00          11,163
12/31/01      11,777                            12/31/01          12,105
12/31/02      12,711                            12/31/02          13,346
12/31/03      13,155                            12/31/03          13,894
12/31/04      13,590                            12/31/04          14,497
12/31/05      13,819                            12/31/05          14,849
12/31/06      14,378                            12/31/06          15,493
12/31/07      15,162                            12/31/07          16,573
12/31/08      14,667                            12/31/08          17,441
12/31/09      16,853                            12/31/09          18,475

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

   12
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

  Principal                                                          Market
   Amount                                                            Value

CORPORATE BONDS -- 44.7%
   FINANCIALS -- 10.0%
$    235,000   American Express Credit
               Corp., 5.875%, 5/2/13                             $      252,192
     155,000   AvalonBay Communities, Inc.,
               5.750%, 9/15/16                                          158,747
     235,000   Bank of America Corp., 7.375%, 5/15/14                   266,658
     200,000   Brandywine Operating
               Partnership LP, 5.400%, 11/1/14                          186,870
     190,000   Caterpillar Financial Services Corp.,
               5.450%, 4/15/18                                          197,900
     170,000   Citigroup, Inc., 5.500%, 4/11/13                         176,250
     290,000   General Electric Capital Corp.,
               5.625%, 5/1/18                                           297,175
     200,000   Goldman Sachs Group, Inc.,
               7.500%, 2/15/19                                          233,161
     250,000   Iberdrola Finance Ireland Ltd. 144a,
               3.800%, 9/11/14                                          251,130
     235,000   John Deere Capital Corp., 5.350%, 4/3/18                 248,358
     125,000   JPMorgan Chase & Co., 6.300%, 4/23/19                    137,510
     190,000   KeyBank NA, 5.500%, 9/17/12                              196,472
     160,000   Metropolitan Life Global Funding I
               144a, 5.125%, 6/10/14                                    169,328
     225,000   Morgan Stanley, 5.625%, 1/9/12                           237,447
      15,000   Reynolds Group ISS 144a, Ser 144a,
               7.750%, 10/15/16                                          15,337
     145,000   Teachers Insurance & Annuity
               Assoc. 144a, 6.850%, 12/16/39                            149,892
     175,000   WCI Finance LLC 144a, 5.700%, 10/1/16                    179,973
     250,000   Williams Cos., Inc. Credit Linked
               Certificates Trust V 144a, 6.375%, 10/1/10               254,525
     220,000   Xstrata Finance Canada Ltd. 144a,
               5.500%, 11/16/11                                         230,908
--------------------------------------------------------------------------------
                                                                      3,839,833
--------------------------------------------------------------------------------
   UTILITIES -- 8.1%
     135,000   AES Corp., 8.000%, 10/15/17                              138,544
     180,000   American Water Capital Corp.,
               6.593%, 10/15/37                                         181,191
     215,000   Centerpoint Energy, Inc., 5.950%, 2/1/17                 213,244
     135,000   Copano Energy LLC Finance Co.,
               8.125%, 3/1/16                                           136,350
     155,000   Electricite De France 144a,
               6.500%, 1/26/19                                          174,006
     160,000   Enel Finance International SA 144a,
               6.250%, 9/15/17                                          175,916
     145,000   FPL Group Capital, Inc.,
               6.350%, 10/1/16 (a)                                      134,125
     135,000   Holly Energy Partners, 6.250%, 3/1/15                    128,925
     110,000   Intergen NV 144a, 9.000%, 6/30/17                        114,675
     125,000   MarkWest Energy Partners ,
               Ser B, 8.750%, 4/15/18                                   128,750
     210,000   Midamerican Energy Holdings Co.,
               6.125%, 4/1/36                                           215,080
     180,000   Nisource Finance Corp., 6.150%, 3/1/13                   191,656
     135,000   NRG Energy, Inc., 7.250%, 2/1/14                         136,687
     140,000   Plains All American Pipeline LP ,
               6.650%, 1/15/37                                          142,834
     165,000   PPL Energy Supply LLC,
               6.500%, 5/1/18                                           172,045
      40,000   Regency Energy Partners LP 144a,
               9.375%, 6/1/16                                            42,600
     195,000   Rockies Express Pipeline LLC 144a,
               6.250%, 7/15/13                                          213,054
     135,000   RRI Energy, Inc., 7.875%, 6/15/17                        132,637
     175,000   Southern Power Co., Ser D,
               4.875%, 7/15/15                                          182,143
     145,000   Spectra Energy Capital LLC,
               8.000%, 10/1/19                                          169,697
--------------------------------------------------------------------------------
                                                                      3,124,159
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 5.3%
      60,000   Cequel Communications
               Holdings 144a, 8.625%, 11/15/17                           60,600
      17,000   Clear Channel Worldwide
               Holdings, Inc. 144a, Ser 144a,
               9.250%, 12/15/17                                          17,510
       1,000   Clear Channel Worldwide
               Holdings, Inc. 144a, 9.250%, 12/15/17                      1,020
     195,000   Comcast Corp., 5.700%, 7/1/19                            204,564
     100,000   CSC Holdings LLC 144a,
               8.625%, 2/15/19                                          107,625
     140,000   Federated Retail Holding,
               5.350%, 3/15/12                                          142,975
     100,000   Interpublic Group, 6.250%, 11/15/14                       96,000
      90,000   Macy's Retail Holdings, Inc.,
               8.875%, 1/15/10                                           99,225
      25,000   Navistar Intl. Corp., 8.250%, 11/1/21                     25,625
     175,000   News America, Inc., 6.900%, 3/1/19                       197,184
     135,000   Sealy Mattress Co. 144a,
               10.875%, 4/15/16                                         150,188
     280,000   Time Warner Cable, Inc.,
               6.200%, 7/1/13                                           307,568
     225,000   Time Warner, Inc., 6.875%, 5/1/12                        246,317
     135,000   Valassis Communications, Inc.,
               8.250%, 3/1/15                                           134,662
     225,000   Viacom, Inc., 6.250%, 4/30/16                            245,223
--------------------------------------------------------------------------------
                                                                      2,036,286
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 4.4%
     225,000   AT&T, Inc., 6.550%, 2/15/39                              237,074
      45,000   Cricket Communications Leap,
               7.750%, 5/15/16                                           44,887
     175,000   Deutsche Telekom International
               Finance BV, 5.375%, 3/23/11                              182,480
     190,000   France Telecom SA, 4.375%, 7/8/14                        198,543
      45,000   MetroPCS Wireless, Inc., 9.250%, 11/1/14                  45,563
     135,000   Qwest Communications Intl.,
               Inc. 144a, 8.000%, 10/1/15                               138,712
     180,000   Rogers Communications, Inc.,
               7.500%, 3/15/15                                          210,239
      45,000   Sprint Capital Corp., 8.750%, 3/15/32                     42,413
      75,000   Sprint Nextel Corp., 8.375%, 8/15/17                      76,500
     175,000   Verizon Communications, Inc.,
               6.250%, 4/1/37                                           177,487

The accompanying notes are an integral part of the financial statements.

                                                                           13
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

  Principal                                                          Market
   Amount                                                            Value

CORPORATE BONDS -- 44.7% - Continued
   TELECOMMUNICATION SERVICES -- 4.4% - continued
$     90,000   Virgin Media Finance PLC,
               8.375%, 10/15/19                                  $       92,588
     100,000   Wind Acquisition Finance SA 144a,
               Ser 144a, 11.750%, 7/15/17                               109,250
     135,000   Windstream Corp., 8.625%, 8/1/16                         137,362
--------------------------------------------------------------------------------
                                                                      1,693,098
--------------------------------------------------------------------------------
   INDUSTRIALS -- 3.7%
     190,000   Allied Waste North America, Inc.,
               6.125%, 2/15/14                                          193,303
     135,000   ARAMARK Corp., 8.500%, 2/1/15                            139,050
     180,000   BAE Systems Holdings, Inc. 144a,
               6.400%, 12/15/11                                         191,169
     155,000   Clean Harbors, Inc., 7.625%, 8/15/16                     157,131
     225,000   FedEx Corp., 7.375%, 1/15/14                             255,296
     135,000   Iron Mountain, Inc., 8.000%, 6/15/20                     137,025
     230,000   Norfolk Southern Corp., 5.750%, 4/1/18                   243,298
      90,000   RSC Equipment Rental, Inc. 144a,
               10.000%, 7/15/17                                          97,875
--------------------------------------------------------------------------------
                                                                      1,414,147
--------------------------------------------------------------------------------
   ENERGY -- 3.4%
      90,000   Atlas Energy Operating Co. LLC,
               12.125%, 8/1/17                                          102,150
     135,000   Basic Energy Services, 11.625%, 8/1/14                   144,450
     200,000   Cenovus Energy, Inc. 144a,
               4.500%, 9/15/14                                          206,449
     120,000   EnCana Corp., 6.500%, 8/15/34                            128,608
      50,000   Helix Energy Solutions Group, Inc.
               144a, 9.500%, 1/15/16                                     51,250
      75,000   Hilcorp Energy 144a, 9.000%, 6/1/16                       76,125
      50,000   Hilcorp Energy 144a, 7.750%, 11/1/15                      49,000
     105,000   Petrohawk Energy Corp.,
               10.500%, 8/1/14                                          114,713
     135,000   Sabine Pass LNG LP, 7.250%, 11/30/13                     122,513
     125,000   Total Capital SA, 3.125%, 10/2/15                        123,455
     195,000   Valero Logistics LP, 6.050%, 3/15/13                     205,243
--------------------------------------------------------------------------------
                                                                      1,323,956
--------------------------------------------------------------------------------
   MATERIALS -- 3.1%
     220,000   ArcelorMittal, 5.375%, 6/1/13                            232,155
      27,000   Cascades, Inc. 144a, 7.750%, 12/15/17                     27,270
      15,000   Cascades, Inc. 144a, 7.875%, 1/15/20                      15,225
      90,000   Cellu Tissue Holdings, Inc.,
               11.500%, 6/1/14                                           99,900
      30,000   Cloud Peak Energy Resources LLC
               144a, 8.500%, 12/15/19                                    30,600
     255,000   CRH America, Inc., 5.300%, 10/15/13                      265,756
      30,000   Koppers, Inc. 144a, 7.875%, 12/1/19                       30,300
     165,000   Nucor Corp., 5.000%, 6/1/13                              174,917
     225,000   Rio Tinto Finance USA Ltd.,
               6.500%, 7/15/18                                          247,158
      75,000   Texas Industries, Inc., Ser UNRE,
               7.250%, 7/15/13                                           73,688
--------------------------------------------------------------------------------
                                                                      1,196,969
--------------------------------------------------------------------------------
   HEALTH CARE -- 2.5%
     135,000   Apria Healthcare Group, Inc. 144a,
               11.250%, 11/1/14                                         148,163
     135,000   HCA, Inc., 9.625%, 11/15/16                              146,137
     260,000   Roche Holdings, Inc. 144a,
               5.000%, 3/1/14                                           278,158
     180,000   Service Corp. Intl., 8.000%, 11/15/21                    177,300
     190,000   St Jude Medical, Inc., 3.750%, 7/15/14                   192,050
      40,000   StoneMor, Cornerstone, OSIR 144a,
               10.250%, 12/1/17                                          40,700
--------------------------------------------------------------------------------
                                                                        982,508
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 1.5%
     190,000   Anheuser-Busch InBev Worldwide,
               Inc. 144a, 8.200%, 1/15/39                               240,255
     135,000   Ingles Markets, Inc., 8.875%, 5/15/17                    140,400
     170,000   Kroger Co., 6.800%, 4/1/11                               180,521
--------------------------------------------------------------------------------
                                                                        561,176
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 1.4%
     117,000   Communications & Power
               Industries, Inc., 8.000%, 2/1/12                         116,561
     175,000   IBM Corp., 7.625%, 10/15/18                              213,700
     220,000   Oracle Corp., 5.000%, 7/8/19                             226,885
--------------------------------------------------------------------------------
                                                                        557,146
--------------------------------------------------------------------------------
SOVEREIGN BOND -- 1.3%
     285,000   Province of Ontario Canada,
               4.950%, 11/28/16                                         305,437
     210,000   Province of Quebec Canada,
               4.625%, 5/14/18                                          214,693
--------------------------------------------------------------------------------
                                                                        520,130
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   17,249,408
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.1%
   3,270,202   U.S. Treasury Inflation Index
               Note, 3.000%, 7/15/12                                  3,515,977
   2,500,000   U.S. Treasury Note, 1.375%, 9/15/12                    2,488,280
   1,475,000   U.S. Treasury Note, 1.375%, 10/15/12                   1,466,703
     700,000   U.S. Treasury Note, 3.375%, 11/15/19                     673,316
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    8,144,276
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.4%
     129,156   Bear Stearns Commercial Mortgage,
               Ser 2002-TOP6, Class A1,
               5.920%, 10/15/36                                         131,532
     550,000   Bear Stearns Commercial Mortgage,
               Ser 2007-PW16, Class A4,
               5.719%, 1/1/10(a)                                        499,934
     575,000   Bear Stearns Commercial Mortgage ,
               Ser 2005-PWR9, Class A4A,
               4.871%, 9/11/42                                          551,244
     135,000   Commercial Mortgage Pass Through
               Certificates, Ser 2005-C6,
               Class A5A, 5.116%, 1/10/10(a)                            131,078
     550,453   Countrywide Securities, Ser 2007-S1,
               Class A5, 6.018%, 1/25/10(a)                             226,454
     168,069   Credit Suisse First Boston Mortgage
               Securities Corp., Ser 2002-CKN2,
               Class A2, 5.939%, 4/15/37                                172,471
     519,088   Credit Suisse First Boston Mortgage
               Securities Corp., Ser 2005-9,
               Class 2A1, 5.500%, 10/25/35                              439,522

The accompanying notes are an integral part of the financial statements.

   14
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                                                          Market
   Amount                                                            Value

ASSET-BACKED SECURITIES -- 16.4% - continued
$    250,000   CW Capital Cobalt , Ser 2006-C1,
               Class A4, 5.223%, 8/15/48                         $      218,014
     366,820   Deutsche Bank Alternative Loan
               Trust, Ser 2003-2XS, Class A6,
               4.970%, 9/25/33                                          336,559
     700,000   Deutsche Bank Alternative Loan
               Trust, Ser 2005-3, Class 4A4,
               5.250%, 6/25/35                                          562,038
     600,000   GE Capital Commercial Mortgage
               Corp., Ser 2002-2A, Class A3,
               5.349%, 8/11/36                                          622,936
     314,428   GE Capital Commercial Mortgage
               Corp., Ser 2004-C1, Class A2,
               3.915%, 11/10/38                                         316,394
     222,327   JP Morgan Chase Commercial Mortgage
               Securities , Ser 2006-LDP8, Class A1,
               5.241%, 5/15/45                                          226,079
     199,850   Merrill Lynch Mortgage Trust, Ser
               2003-KEY1, Class A2, 4.435%, 11/12/35                    201,466
      40,439   Morgan Stanley Capital I, Ser 2006-HQ8,
               Class A1, 5.124%, 3/12/44                                 40,531
     700,000   Morgan Stanley Mortgage Loan Trust,
               Ser 2007-3XS, Class 2A4S,
               5.963%, 1/25/47                                          386,528
     259,463   Residential Asset Securitization Trust,
               Ser 2005-A6CB, Class A8, 5.500%, 6/25/35                 141,854
     311,277   Residential Asset Securitization Trust,
               Ser 2006-A1, Class 1A3, 6.000%, 4/25/36                  223,702
     148,723   Residential Funding Mortgage Securities I,
               Ser 2006-S2, Class A2, 5.750%, 2/25/36                   100,405
     343,988   Structured Asset Securities Corp.,
               Ser 2005-17, Class 5A1, 5.500%, 10/25/35                 308,460
     268,869   Wachovia Bank Commercial Mortgage
               Trust, Ser 2006-C28, Class A1,
               5.323%, 10/15/48                                         273,496
     270,146   Washington Mutual Alternative
               Loan Trust, Ser 2005-9, Class 2A4,
               5.500%, 11/25/35                                         231,361
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                   $     6,342,058
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 8.6%
     159,053   FNMA, Pool #254759, 4.500%, 6/1/18                       165,781
     273,031   FNMA, Pool #974403, 4.500%, 4/1/23                       281,424
     232,022   FNMA, Pool #974401, 4.500%, 4/1/23                       239,154
     760,472   FNMA, Pool #983610, 5.000%, 5/1/23                       795,575
     212,503   FNMA, Pool #984256, 5.000%, 6/1/23                       222,313
     260,237   FNMA, Pool #995472, 5.000%, 11/1/23                      272,250
     250,020   FNMA, Pool #995529, 5.500%, 11/1/22                      264,935
     274,859   FNMA, Pool #889734, 5.500%, 6/1/37                       287,986
     215,172   FNMA, Pool #995220, 6.000%, 11/1/23                      230,195
      28,268   FNMA, Pool #561741, 7.500%, 1/1/31                        31,898
      34,437   FNMA, Pool #535290, 8.000%, 5/1/30                        39,483
     430,767   FNMA , Pool #988107, 5.000%, 8/1/23                      450,651
      41,574   GNMA, Ser 2003-11, Class GJ,
               Pool #2003-11 GJ, 4.000%, 10/17/29                        42,750
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED OBLIGATIONS                                      $    3,324,395
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
   2,475,000   FNMA , 4.500%, 1/1/18                                  2,545,384
      27,384   GNMA, Pool #G2 8503, 3.625%, 9/20/24                      28,027
       4,290   GNMA, Pool #434792, 8.000%, 7/15/30                        4,670
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $    2,578,081
--------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.5%
   CALIFORNIA -- 0.5%
     180,000   California State UTGO, Ser 2009
               5.950%, 4/1/16                                    $      182,417
--------------------------------------------------------------------------------

                                                                     Market
   Shares                                                            Value

PREFERRED STOCK --0.4%
   FINANCIALS --0.4%
       7,900   Citigroup Capital VIII, 6.95%                     $      163,925
--------------------------------------------------------------------------------
INVESTMENT FUND -- 9.1%
   3,499,554   Touchstone Institutional
               Money Market Fund^                                $    3,499,554
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.5%
(COST $41,926,136)                                               $   41,484,114
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.5%)                      (2,897,821)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   38,586,293
--------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

PLC  -- Public Liability Company

UTGO -- Unlimited Tax General Obligation

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $4,038,788 or 10.5% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Corporate Bonds         $         --  $ 17,249,408   $         --  $ 17,249,408
U.S. Treasury
   Obligations                    --     8,144,276             --     8,144,276
Asset-Backed
   Securities                     --     6,342,058             --     6,342,058
Investment Fund            3,499,554            --             --     3,499,554
U.S. Government
   Mortgage-Backed
   Obligations                    --     3,324,395             --     3,324,395
U.S. Government
   Agency Obligations             --     2,578,081             --     2,578,081
Municipal Bond                    --       182,417             --       182,417
Preferred Stock              163,925            --             --       163,925
                         -------------------------------------------------------
                                                                   $ 41,484,114

The accompanying notes are an integral part of the financial statements.

                                                                           15
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

Touchstone High Yield Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone High Yield Fund was 46.90% for the year ended December 31, 2009. The total return of the Merrill Lynch High Yield Master Index was 56.28% for the same period.

Although the High Yield rally has been rather astonishing, it showed no signs of decelerating. Spreads continued to tighten, and the Merrill Lynch High Yield Master Index generated an impressive record calendar year return for the Index, easily surpassing the prior record set in 1991. As dramatic as the sell-off was in 2008, the recovery may be equally as remarkable. Calendar year 2009 was also a record year for High Yield new issuance with nearly $153 billion of U.S. denominated issues being priced.

As remarkable as this High Yield rally has been, it would be inappropriate to characterize it as unwarranted. In fact, it can be logically explained by considering the rather dramatic improvement in the investing environment coupled with record wide spreads in the High Yield market at the beginning of the year. In December of 2008, the High Yield market was discounting default rates approaching 20% due to an impaired banking sector, limited access to capital and a recession of unknown length and depth. The application of unprecedented stimulus and government intervention resuscitated the banking system and quickly improved access to capital. Additionally, the recession ended up being shorter than feared and default rates were lower than anticipated. As a result of improving prospects, spreads tightened to more normal levels generating record returns. It should come as no surprise that the lowest quality segment (CCC-rated securities) performed best while the higher quality segments (B-rated and BB-rated securities) lagged considerably. As has been the case throughout 2009, those sectors with a large component of distressed securities performed best while those sectors comprised of higher quality issuers lagged the market.

PORTFOLIO REVIEW

The Fund lagged the broad benchmarks due to its higher quality bias, but performed in line with BB/B Constrained benchmarks. From a security selection standpoint, value was added within the Utilities and Energy sectors. The positive contribution within these sectors resulted from the recovery of securities that had underperformed in the prior quarters. Conversely, the Fund's relatively higher quality holdings within the Telecommunication Services and Information Technology sectors resulted in negative contributions from security selection. Contribution from sector allocation was substantially negative. Although unfortunate, this is consistent with the Fund's philosophy of focusing on the more stable sectors that provide attractive risk adjusted returns over the long term. The Fund's underweight to the Insurance and Banking sectors detracted materially from performance. These sectors were among the best performing sectors and the Fund has limited exposure to them. We continue to assess the underweight exposure to these sectors and are looking for appropriate relative value opportunities consistent with the Fund's philosophy and process.

   16
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

CURRENT STRATEGY AND OUTLOOK

We look for market returns in 2010 to be moderate, following exceptional gains in 2009. As investors begin to anticipate monetary tightening, the U.S. treasury yield curve is likely to shift higher, while equity markets could become more volatile. However, improving corporate profits should underpin moderate gains in the stock market and provide good stock-pickers with ample opportunities to add value. Aside from unforeseen "black swans," the main risks to this outlook arise from potential policy errors and possible aftershocks in the banking system. With respect to High Yield bonds, a firming economy and a declining default rate suggest the fundamental underpinnings remain adequate. As such, we remain constructive, but with tempered expectations. Whereas 2009 returns were comprised primarily of capital appreciation, we anticipate returns going forward to be comprised primarily of yield. That said, we believe High Yield offers attractive relative value, particularly when compared to other fixed income asset classes. We remain comfortable with the Fund's composition and continue to believe it is properly constructed. As such, we feel the Fund is well positioned for the current environment.

The strength of Fort Washington's High Yield strategy has historically been fundamental credit analysis with particular emphasis on avoiding problem credits. We believe this will continue to add value as negative credit events may have a material impact on returns in this lower return environment. We trust this core competency will provide considerable value to shareholders and will continue to construct the Fund to exhibit less volatility than the broad market and to deliver attractive risk adjusted returns. It is designed for performance over a full market cycle with focus on protecting principal in down markets, a style that we believe will outperform over the long-term.

                                                                           17
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                 12/31/09
          46.90%                      4.75%                     6.46%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/09
                                      87.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone High Yield Fund              Merrill Lynch High Yield Master Index

  Date         Balance                      Date                 Balance
  ----         -------                      ----                 -------
12/31/99        10,000                    12/31/99                10,000
12/31/00         9,932                    12/31/00                 9,621
12/31/01        10,620                    12/31/01                10,218
12/31/02        10,920                    12/31/02                10,101
12/31/03        13,539                    12/31/03                12,851
12/31/04        14,832                    12/31/04                14,234
12/31/05        15,317                    12/31/05                14,638
12/31/06        16,528                    12/31/06                16,342
12/31/07        16,822                    12/31/07                16,696
12/31/08        12,732                    12/31/08                12,319
12/31/09        18,704                    12/31/09                19,253

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

   18
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

  Principal                                                          Market
   Amount                                                            Value

CORPORATE BONDS -- 97.4%
   CONSUMER DISCRETIONARY -- 23.3%
$    432,000   ACE Hardware Corp. 144a,
               9.125%, 6/1/16                                    $      457,380
      12,000   Asbury Automotive Group, Inc.,
               7.625%, 3/15/17                                           11,310
     503,000   Asbury Automotive Group, Inc.,
               8.000%, 3/15/14                                          494,198
     315,000   Beazer Homes USA, Inc., 6.875%, 7/15/15                  237,825
     400,000   Cequel Communications Holdings
               144a, 8.625%, 11/15/17                                   404,000
     120,000   Clear Channel Worldwide Holdings,
               Inc. 144a, Ser 144a, 9.250%, 12/15/17                    123,600
       7,000   Clear Channel Worldwide Holdings,
               Inc. 144a, 9.250%, 12/15/17                                7,140
     365,000   CSC Holdings LLC 144a, 8.625%, 2/15/19                   392,831
     164,000   CSC Holdings LLC 144a, 8.500%, 6/15/15                   174,660
     191,000   Fisher Communications, Inc.,
               8.625%, 9/15/14                                          183,121
     200,000   Inergy LP, 8.250%, 3/1/16                                203,000
      37,000   Interpublic Group, 6.250%, 11/15/14                       35,520
     272,000   Jarden Corp., 7.500%, 5/1/17                             271,320
     100,000   Jarden Corp., 8.000%, 5/1/16                             103,250
     308,000   Lamar Media Corp., 7.250%, 1/1/13 +                      307,230
     363,000   Lamar Media Corp., 9.750%, 4/1/14                        400,661
     139,000   Lamar Media Corp., Ser B, 6.625%, 8/15/15                133,440
     400,000   M/I Homes, Inc., 6.875%, 4/1/12                          377,000
     250,000   Meritage Homes Corp., 6.250%, 3/15/15                    230,000
     166,000   Navistar Intl. Corp., 8.250%, 11/1/21                    170,150
     346,000   Penske Auto Group, Inc.,
               7.750%, 12/15/16                                         334,755
     135,000   Quebecor Media, Inc., 7.750%, 3/15/16                    134,663
     152,000   Quebecor Media, Inc., 7.750%, 3/15/16                    151,620
     350,000   QVC, Inc. 144a, 7.500%, 10/1/19                          357,000
      23,000   Sealy Mattress Co. 144a, 10.875%, 4/15/16                 25,587
     129,000   Sealy Mattress Co., 8.250%, 6/15/14                      129,000
     500,000   Tenneco, Inc., Ser B, 10.250%, 7/15/13                   516,875
     263,000   Valassis Communications, Inc.,
               8.250%, 3/1/15                                           262,343
     148,000   Videotron Ltee, 9.125%, 4/15/18                          162,800
      64,000   Videotron Ltee, 6.875%, 1/15/14                           64,320
     390,000   Virgin Media Finance PLC, Ser 1,
               9.500%, 8/15/16                                          418,762
      10,000   Virgin Media Finance PLC,
               8.750%, 4/15/14                                           10,325
     535,000   Visant Holding Corp., 8.750%, 12/1/13                    549,712
     240,000   WMG Acquisition Corp., 7.375%, 4/15/14                   231,900
     100,000   Wyndham Worldwide Corp.,
               9.875%, 5/1/14                                           111,168
--------------------------------------------------------------------------------
                                                                      8,178,466
--------------------------------------------------------------------------------
UTILITIES -- 18.1%
     520,000   AES Corp., 8.000%, 10/15/17                              533,650
     700,000   Atlas Pipeline Partners LP,
               8.125%, 12/15/15                                         619,500
     164,000   Atlas Pipeline Partners LP,
               .750%, 6/15/18                                           145,140
     827,000   Copano Energy LLC Finance Co.,
               8.125%, 3/1/16                                           835,270
      18,000   Edison Mission Energy, 7.000%, 5/15/17                    14,220
     200,000   Enterprise Products, Ser A,
               8.375%, 2/1/10 (a)                                       195,000
     367,000   Enterprise Products, 7.000%, 6/1/10 (a)                  324,795
     350,000   Holly Energy Partners, 6.250%, 3/1/15                    334,250
     350,000   Intergen NV 144a, 9.000%, 6/30/17                        364,875
     792,000   MarkWest Energy Partners , Ser B,
               8.750%, 4/15/18                                          815,760
      85,000   North American Energy 144a,
               10.875%, 6/1/16                                           90,312
     750,000   NRG Energy, Inc., 7.250%, 2/1/14                         759,375
     215,000   PNM Resources, Inc., 9.250%, 5/15/15                     226,019
     104,000   Puget Sound Energy, Inc., Ser A,
               6.974%, 6/1/10 (a)                                        91,601
     320,000   Regency Energy Partners,
               8.375%, 12/15/13                                         331,200
      51,000   RRI Energy, Inc., 7.625%, 6/15/14                         50,490
     329,000   Targa Resource Partners 144a,
               11.250%, 7/15/17                                         362,311
     259,000   Targa Resource Partners, 8.250%, 7/1/16                  256,734
--------------------------------------------------------------------------------
                                                                      6,350,502
--------------------------------------------------------------------------------
   ENERGY -- 12.5%
      49,000   Chesapeake Energy Corp.,
               6.500%, 8/15/17                                           48,020
     396,000   Chesapeake Energy Corp.,
               9.500%, 2/15/15                                          434,610
     311,000   Connacher Oil and Gas Ltd. 144a,
               10.250%, 12/15/15                                        284,565
     187,000   Forest Oil Corp., 7.250%, 6/15/19                        184,662
     685,000   Gibson Energy 144a, 11.750%, 5/27/14                     743,225
     644,000   Helix Energy Solutions Group,
               Inc. 144a, 9.500%, 1/15/16                               660,100
      44,000   Hilcorp Energy 144a, 9.000%, 6/1/16                       44,660
     529,000   Hilcorp Energy 144a, 7.750%, 11/1/15                     518,420
     348,000   Petrohawk Energy Corp., 10.500%, 8/1/14                  380,190
     492,000   Sabine Pass LNG LP, 7.250%, 11/30/13                     446,490
     682,000   United Refining Co., Ser 2,
               10.500%, 8/15/12                                         642,785
--------------------------------------------------------------------------------
                                                                      4,387,727
--------------------------------------------------------------------------------
   MATERIALS -- 11.8%
     448,000   Buckeye Technologies, Inc., 8.500%, 10/1/13              457,520
     228,000   Cascades, Inc. 144a, 7.750%, 12/15/17                    230,280
     416,000   Cellu Tissue Holdings, Inc.,
               11.500%, 6/1/14                                          461,760
     202,000   Cloud Peak Energy Resources LLC
               144a, 8.500%, 12/15/19                                   206,040
     184,000   Koppers, Inc. 144a, 7.875%, 12/1/19                      185,840
     926,000   Massey Energy Co., 6.875%, 12/15/13                      924,842

The accompanying notes are an integral part of the financial statements.

                                                                           19
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

  Principal                                                          Market
   Amount                                                            Value

CORPORATE BONDS -- 97.4% - Continued
   MATERIALS -- 11.8% - continued
$    317,000   Novelis, Inc., 7.250%, 2/15/10                    $      301,942
     150,000   PolyOne Corp., 8.875%, 5/1/12                            154,500
      30,000   Solo Cup Co. 144a, 10.500%, 11/1/13                       31,950
     181,000   Steel Dynamics, Inc., 7.375%, 11/1/12                    186,430
     147,000   Steel Dynamics, Inc., 6.750%, 4/1/15                     145,714
      15,000   Texas Industries, Inc., 7.250%, 7/15/13                   14,738
     605,000   Texas Industries, Inc., Ser UNRE,
               7.250%, 7/15/13                                          594,413
     405,000   US Concrete, Inc., 8.375%, 4/1/14                        243,506
--------------------------------------------------------------------------------
                                                                      4,139,475
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 8.6%
     371,000   Cincinnati Bell, Inc., 7.000%, 2/15/15                   366,363
     330,000   Cricket Communications Leap,
               7.750%, 5/15/16                                          329,175
     190,000   Cricket Communications, Inc.,
               10.000%, 7/15/15                                         192,613
     250,000   Frontier Communications Corp.,
               8.125%, 10/1/18                                          253,125
      80,000   Frontier Communications Corp.,
               6.250%, 1/15/13                                           80,200
     299,000   GCI, Inc., 7.250%, 2/15/14                               296,384
     132,000   MetroPCS Wireless, Inc., 9.250%, 11/1/14                 133,650
     139,000   Nextel Communications, Inc., Ser E,
               6.875%, 10/31/13                                         134,830
     139,000   Sprint Capital Corp., 8.750%, 3/15/32                    131,007
     400,000   Sprint Capital Corp., 7.625%, 1/30/11                    409,500
     324,000   Sprint Nextel Corp., 8.375%, 8/15/17                     330,480
     231,000   Wind Acquisition Finance SA 144a,
               Ser 144a, 11.750%, 7/15/17                               252,367
      84,000   Windstream Corp., 8.625%, 8/1/16                          85,470
--------------------------------------------------------------------------------
                                                                      2,995,164
--------------------------------------------------------------------------------
   INDUSTRIALS -- 8.1%
     197,000   Ashtead Capital, Inc. 144a, 9.000%, 8/15/16              197,246
      90,000   Ashtead Holdings PLC 144a, 8.625%, 8/1/15                 90,450
     100,000   BE Aerospace, Inc., 8.500%, 7/1/18                       106,000
     150,000   Browning-Ferris Industries, Inc.,
               9.250%, 5/1/21                                           178,100
      78,000   Clean Harbors, Inc., 7.625%, 8/15/16                      79,073
      12,000   General Cable Corp., 7.125%, 4/1/17                       11,790
     610,000   Gibraltar Industries, Inc., Ser B,
               8.000%, 12/1/15                                          582,550
     290,000   Iron Mountain, Inc., 8.375%, 8/15/21                     299,425
     200,000   Iron Mountain, Inc., 8.000%, 6/15/20                     203,000
     120,000   Moog, Inc., 7.250%, 6/15/18                              115,950
     492,000   Mueller Water Products, Inc.,
               7.375%, 6/1/17                                           455,100
     194,000   RSC Equipment Rental, Inc. 144a,
               10.000%, 7/15/17                                         210,975
      32,000   TransDigm, Inc. 144a, 7.750%, 7/15/14                     32,480
     200,000   Trinity Industries, Inc., 6.500%, 3/15/14                201,250
      77,000   United Rentals North America, Inc.,
               10.875%, 6/15/16                                          83,738
--------------------------------------------------------------------------------
                                                                      2,847,127
--------------------------------------------------------------------------------
   HEALTH CARE -- 6.8%
     200,000   Apria Healthcare Group, Inc. 144a,
               11.250%, 11/1/14                                         219,500
     250,000   Axcan Intermediate Holdings, Inc.,
               9.250%, 3/1/15                                           269,687
      32,000   DaVita, Inc., 7.250%, 3/15/15                             32,080
     200,000   DaVita, Inc., 6.625%, 3/15/13                            200,500
     260,000   HCA, Inc., 5.750%, 3/15/14                               244,400
     250,346   HCA, Inc., 9.625%, 11/15/16                              271,000
      45,000   Iasis Healthcare, 8.750%, 6/15/14                         45,563
     316,000   Invacare Corp., 9.750%, 2/15/15                          329,430
     253,000   Res-Care, Inc., 7.750%, 10/15/13                         251,735
     290,000   StoneMor, Cornerstone, OSIR 144a,
               10.250%, 12/1/17                                         295,075
      38,000   Talecris Biotherapeutics Holdings
               Corp. 144a, 7.750%, 11/15/16                              38,570
     208,000   Universal Hospital Services, Inc.,
               3.859%, 5/31/10 (a)                                      175,240
--------------------------------------------------------------------------------
                                                                      2,372,780
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 4.0%
     109,000   Crown Castle International
               Corp., 9.000%, 1/15/15                                   116,085
     349,000   First Data Corp., 9.875%, 9/24/15                        325,442
     483,000   Sensata Technologies BV, 8.000%, 5/1/14                  473,340
     309,000   SunGard Data Systems, Inc.,
               9.125%, 8/15/13                                          316,725
     177,000   Viasat, Inc. 144a, 8.875%, 9/15/16                       182,310
--------------------------------------------------------------------------------
                                                                      1,413,902
--------------------------------------------------------------------------------
   FINANCIALS -- 3.4%
     300,000   Ford Motor Credit Co. LLC,
               7.000%, 10/1/13                                          299,548
     161,000   Glencore Funding LLC 144a,
               6.000%, 4/15/14                                          164,715
     162,000   GMAC, Inc. 144a, 6.875%, 9/15/11                         159,570
     265,000   GMAC, Inc. 144a, 6.625%, 5/15/12                         259,700
     341,000   PPF Funding, Inc. 144a, 5.700%, 4/15/17                  251,173
      60,000   Reynolds Group ISS 144a, Ser 144a,
               7.750%, 10/15/16                                          61,350
--------------------------------------------------------------------------------
                                                                      1,196,056
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.8%
     250,000   Ingles Markets, Inc., 8.875%, 5/15/17                    260,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   34,141,199
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   20
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

                                                                     Market
   Shares                                                            Value

PREFERRED STOCK --0.2%
   FINANCIALS --0.2%
          90   GMAC, Inc. 144a, 7.00%, Series 144a               $       59,321
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.6%
     321,195   Invesco AIM Liquid Assets Portfolio**                    321,195
     220,834   Touchstone Institutional
               Money Market Fund^                                       220,834
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      542,029
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(COST $32,966,545)                                               $   34,742,549
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           295,403
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   35,037,952
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $303,689.

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

PLC  -- Public Liability Company

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $8,139,578 or 23.2% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Corporate Bonds         $         --  $34,141,199    $         --  $ 34,141,199
Investment Funds             542,029            --             --       542,029
Preferred Stock               59,321            --             --        59,321
                        --------------------------------------------------------
                                                                   $ 34,742,549

The accompanying notes are an integral part of the financial statements.

                                                                           21
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Large Cap Core Equity Fund

SUB-ADVISED BY TODD-VEREDUS ASSET MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Large Cap Core Equity Fund was 24.06% for the year ended December 31, 2009. The total return of the Russell 1000(R) Index was 28.43% for the same period.

This past year was one of the most volatile for equity markets that many investors have witnessed. Trends shifted during the year, from the safety trade early in the year to the beta and growth outperformance in the second half of the year. Low quality stocks outperformed high quality stocks during the year and high beta stocks outperformed their low beta counterparts. Both of these factors were headwinds for our style, because we favor larger, higher quality companies with less volatility in our selection process.

PORTFOLIO REVIEW

At this stage of the market recovery, investors have sought more volatile companies, and not focused as much on the larger, high quality companies with attractive valuations. Market cycles have distinct phases and last year was an early recovery year, much like 2003. During an early recovery year, investors seek out riskier, lower quality investments. The premise behind this is that if a company has survived the worst of a recession then it has high leverage to a recovery. In practice, this means that companies that were most worrisome during the bear market, and were probably driven to very low prices, become the standouts of the early recovery.

A traditional economic recovery is unfolding, and we think that growth could be better than anyone expects in the first half of 2010. To take advantage of this, we have recently raised the Fund's allocation in the Consumer Discretionary sector stocks through the purchase of several retailers focused on the off price and dollar store segments. Current trends in place suggest the "Frugal Consumer," a phenomenon that will be with us for some time. We want to take advantage of that trend.

We have maintained the Fund's overweight in the Information Technology and Industrials sectors. During the year, we expected these areas to benefit from the trend of dollar weakness and better exports. The stocks have benefitted from these trends, and Information Technology was the best performing sector for the year. As we move into 2010, our sense is that the Industrials sector and other later stage cyclical stocks will probably have their time in the sun. The Fund has moved to an underweight in defensive stocks over the past year, and is expected to maintain a below market weight in those stocks. History suggests it is the wrong part of the economic cycle for defensive stocks to outperform. If the prospect of a double dip recession becomes likely, we will revisit that underweighted bias. We are also underweight the Financials sector.

Stock selection in the Consumer Staples, Energy, and Industrials sectors outperformed the Index. Stock selection in the Consumer Discretionary, Materials, Telecommunication Services, Financials, Information Technology and Health Care sectors underperformed.

   22
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

Individual stocks that contributed to performance during the year were Microsoft Corp., Cisco Systems Inc. and Amphenol Corp. (all from the Information Technology sector), Best Buy Co. Inc. (Consumer Discretionary sector), and Goldman Sachs Group Inc. (Financials sector).

We sold some stocks from the Financials sector in the first quarter to limit the Fund's risk within that group. We sold Wells Fargo & Co. early last year, a mistake in hindsight. Other detractors from performance were Cardinal Health Inc. (Health Care sector), ConocoPhillips (Energy sector), General Electric Co. (Industrials sector), and AFLAC Inc. (Financials sector).

CURRENT STRATEGY AND OUTLOOK

Last year saw many different trends within the market, but it can be summed up as the bottom followed by an early phase recovery. During this type of recovery, investors begin by looking for the beaten down names that barely survived the bear market, so they can get leverage to the recovery. That's exactly what we saw last year, and is the type of market in which our strategy returns will generally trail the Index returns. As we move into a later phase recovery, investors tend to return to the higher quality names. We expect that to occur this year and we believe the Fund is well positioned to take advantage of this trend.

We believe the market is in the midst of a multi year run that will likely move the markets higher, though we would point out that it probably will not move in a straight line. We think several trends are likely to show up in 2010, including:

o the economy will continue to recover and should move into expansion at some point

o short rates are too low at this point, but the Fed will probably leave them alone until unemployment improves

o volatility will probably stay lower than last year, but investors will continue to fear it, and earnings are recovering, especially for the U.S. multinationals

The Fund is overweight in the Information Technology, Industrials and Consumer Discretionary sectors in an effort to take advantage of the recovery. We continue to believe that economic growth could be better than most investors anticipate.

                                                                           23
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                 12/31/09
          24.06%                      0.77%                   (0.43%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/09
                                     (4.24%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Large Cap Core Equity Fund                Russell 1000(R) Index

       Date           Balance                       Date            Balance
       ----           -------                       ----            -------
     12/31/99          10,000                     12/31/99           10,000
     12/31/00           9,705                     12/31/00            9,221
     12/31/01           8,594                     12/31/01            8,073
     12/31/02           6,646                     12/31/02            6,325
     12/31/03           8,772                     12/31/03            8,216
     12/31/04           9,218                     12/31/04            9,152
     12/31/05           8,936                     12/31/05            9,726
     12/31/06          11,310                     12/31/06           11,230
     12/31/07          11,912                     12/31/07           11,878
     12/31/08           7,719                     12/31/08            7,412
     12/31/09           9,576                     12/31/09            9,519

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

   24
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                               December 31, 2009

                                                                     Market
                                                      Shares         Value

COMMON STOCKS -- 98.0%
   INFORMATION TECHNOLOGY -- 23.6%
   Amphenol Corp.- Class A+                           25,773     $    1,190,197
   Cisco Systems, Inc.*                               74,311          1,779,005
   Fiserv, Inc.*                                      12,710            616,181
   Hewlett-Packard Co.                                31,747          1,635,288
   Intel Corp.                                        68,596          1,399,358
   International Business Machines Corp.              10,080          1,319,472
   Microsoft Corp.                                    74,800          2,280,652
   Oracle Corp.                                       72,139          1,770,291
   QUALCOMM, Inc.                                     34,175          1,580,936
   Tyco Electronics Ltd.*                             26,740            656,467
   Western Union Co.                                  38,707            729,627
--------------------------------------------------------------------------------
                                                                     14,957,474
--------------------------------------------------------------------------------
   FINANCIALS -- 11.8%
   AFLAC, Inc.+                                       41,810          1,933,713
   Allstate Corp.                                     30,252            908,770
   American Express Co.                               31,716          1,285,132
   Goldman Sachs Group, Inc.                           9,170          1,548,263
   Morgan Stanley                                     46,100          1,364,560
   State Street Corp.+                                10,550            459,347
--------------------------------------------------------------------------------
                                                                      7,499,785
--------------------------------------------------------------------------------
   ENERGY -- 11.6%
   Chesapeake Energy Corp.+                           43,090          1,115,169
   Chevron Corp.                                      19,956          1,536,413
   ENSCO International, Inc.- ADR                     26,464          1,056,972
   Marathon Oil Corp.                                 46,714          1,458,411
   Transocean Ltd.*                                   11,934            988,135
   XTO Energy, Inc.                                   25,011          1,163,762
--------------------------------------------------------------------------------
                                                                      7,318,862
--------------------------------------------------------------------------------
   INDUSTRIALS -- 11.4%
   Danaher Corp.                                      12,659            951,957
   Emerson Electric Co.+                              21,650            922,290
   Honeywell International, Inc.                      14,852            582,198
   Illinois Tool Works, Inc.                          27,155          1,303,168
   Union Pacific Corp.                                20,864          1,333,210
   United Technologies Corp.                          30,161          2,093,475
--------------------------------------------------------------------------------
                                                                      7,186,298
--------------------------------------------------------------------------------
   HEALTH CARE -- 11.3%
   Johnson & Johnson                                  16,708          1,076,162
   Laboratory Corp. of America
   Holdings*                                          20,057          1,501,066
   McKesson Corp.                                     21,128          1,320,500
   Novartis AG- ADR                                   28,375          1,544,451
   Teva Pharmaceutical Industries
   Ltd.- ADR+                                         16,920            950,566
   WellPoint, Inc.*                                   12,946            754,622
--------------------------------------------------------------------------------
                                                                      7,147,367
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 10.3%
   Best Buy Co., Inc.                                 31,673          1,249,817
   Dollar Tree, Inc.*                                 17,610            850,563
   Honda Motor Co. Ltd.- ADR                          29,637          1,004,694
   McDonald's Corp.                                   16,815          1,049,929
   Ross Stores, Inc.                                  18,780            802,094
   Target Corp.                                       32,896          1,591,179
--------------------------------------------------------------------------------
                                                                      6,548,276
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 9.4%
   Altria Group, Inc.                                 43,017            844,424
   CVS Caremark Corp.                                 26,320            847,767
   Kimberly-Clark Corp.                               19,132          1,218,900
   PepsiCo, Inc.                                      19,000          1,155,200
   Philip Morris International, Inc.                  39,487          1,902,878
--------------------------------------------------------------------------------
                                                                      5,969,169
--------------------------------------------------------------------------------
   MATERIALS -- 3.9%
   BHP Billiton Ltd.- ADR+                            14,100          1,079,778
   Praxair, Inc.                                      17,629          1,415,785
--------------------------------------------------------------------------------
                                                                      2,495,563
--------------------------------------------------------------------------------
   UTILITIES -- 2.5%
   Dominion Resources, Inc.+                          40,619          1,580,892
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.2%
   AT&T, Inc.                                         48,703          1,365,145
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   62,068,831
--------------------------------------------------------------------------------
INVESTMENT FUNDS --15.4%
Invesco AIM Liquid Assets Portfolio**              8,491,028          8,491,028
Touchstone Institutional
Money Market Fund^                                 1,256,821          1,256,821
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    9,747,849
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.4%
(COST $69,221,506)                                               $   71,816,680
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.4%)                     (8,500,346)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   63,316,334
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $8,226,921.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Common Stocks           $ 62,068,831  $         --   $         --  $ 62,068,831
Investment Funds           9,747,849            --             --     9,747,849
                        -------------------------------------------------------
                                                                   $ 71,816,680

The accompanying notes are an integral part of the financial statements.

                                                                           25
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Mid Cap Growth Fund

SUB-ADVISED BY  TCW INVESTMENT MANAGEMENT COMPANY LLC
                WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Mid Cap Growth Fund was 38.99% for the year ended December 31, 2009. The total return of the Russell Midcap(R) Growth Index was 46.29% for the same period.

The remarkable recovery of the U.S. financial markets continued through year end. With a greater than 50% rebound off of the dramatic lows of March, most market averages finished 2009 with their best annual gains since 2003. As the year progressed, financial market mechanics improved with a return to more normal IPO activity, a dramatic pickup in announced Mergers & Acquisitions volume, and a continued narrowing of corporate debt spreads. Investors seemed to view the economic glass as half full. While the unemployment rate remained stubbornly high, trends in initial jobless claims and temporary employment suggested improvement in the employment picture. Similarly, a pickup in retail sales and online transactions in the holiday season implied an improvement in consumer confidence. Extensive worldwide monetary easing prompted some worry that inflationary pressures would undermine financial asset pricing. However, slack in both labor markets and industrial capacity has kept inflation at bay.

During the past year, investors faced a pronounced recession and severe banking crisis that crushed stock prices, followed by a quick and generally unexpected market upswing. Though trends continue to be choppy, many economic markers are at much improved levels than they were at the March lows. Jobless claims, consumer confidence, the ISM Manufacturing Purchasing Manager's Index, home sales and retail sales point to an economy rebuilding from the depths of the recession. Stocks also benefited from improving earnings expectations as companies have not yet increased costs to meet improved demand. Bank non-performers also appear to be peaking. As a result, the relief rally in "low-quality" stocks (i.e. those companies with higher leverage) continued into year-end, and "high-quality" and late-cycle generally underperformed.

TCW INVESTMENT MANAGEMENT COMPANY LLC

PORTFOLIO REVIEW

The hallmark of our investing style is to purchase high quality companies undergoing some period of near-term earnings trauma. This process performs well over market cycles and worked particularly well on a relative basis when the market soured in early 2009. While a number of the Fund's early cyclical stocks bounced significantly off the March lows, our portion of the Fund's tilt towards higher quality companies prevented the portfolio's full participation in the rally. On a relative return basis, it underperformed the benchmark partially due to not participating in the REITs bounce and several underperforming stocks in the Financials sector, specifically within Commercial Banks (Fifth Third Bancorp, Synovus Financial Corp. and KeyCorp).

The Health Care, Industrials, and Telecommunication Services sectors contributed to performance during 2009, while the Consumer Discretionary, Financials, and Materials sectors were the largest detractors. The strong bounce in REITs hampered relative performance, as the portfolio is not exposed to a sector that comprises 10% of the benchmark and more than doubled off of the March lows. We remain concerned by valuations that are at multi-year highs despite the potential for falling rent rolls and higher interest costs. For a group of stocks that are, in theory, steady dividend plays, we remain unconvinced that they are trading at discounts to intrinsic value.

   26
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

The portfolio's best performing stocks included Cerner Corp. (Health Care sector), a healthcare information technology company that is a leader in digitizing healthcare records, a priority of the Obama administration; Joy Global Inc. (Industrials sector), a mining equipment company, bounced solidly on stronger commodity demand; Broadcom Corp. (Information Technology sector), a leading integrated circuit company, benefitted from strong demand for wireless applications, set-top boxes, and high-speed networking; Maxim Integrated Products Inc. (Information Technology sector), and American Eagle Outfitters Inc. (Consumer Discretionary sector).

Stocks that detracted from performance included Synovus Financial Corp. (Financials sector), an Atlanta-based bank which declined on concerns over the quality of its loan portfolio, though we are comfortable that management has taken appropriate, conservative measures to stem non-performers. Value-oriented retail stocks mostly helped performance; one that hurt performance was Burger King Holdings Inc. (Consumer Discretionary sector), where high unemployment rates and a fickle consumer hurt returns. However, we believe management is making the right moves, including the launch of value-priced items, which should improve earnings. Arch Capital Group Ltd. (Financials sector), a conservatively-run insurance and re-insurance company, provided decent ballast during the downturn, but was flat for the year, which detracted on a relative basis in a group that moved higher. We believe its shares have compelling value. Other detractors from performance were Alliant Techsystems Inc. (Industrials sector), Teleflex Inc. (Health Care sector) and Fifth Third Bancorp (Financials sector).

During the past two years, correct macroeconomic calls mostly trumped individual stock-picking as stocks traded one-way in both 2008 (mostly down) and in 2009 (mostly up). Though the Fund successfully outperformed in 2008, and though 2009's absolute performance was strong, 2009 proved more difficult on a relative basis as our investment philosophy does not embrace chasing momentum. However, we believe the stock market is shifting towards one that should benefit stock-picking as the economy swings from its early cyclical recovery stage to a more mature growth phase.

CURRENT STRATEGY AND OUTLOOK

In the near-term, markets will probably benefit from solid corporate profitability and improving employment statistics. However, many believe the recent rise in global short-term interest rates (due to economic growth, higher commodity prices, and renewed concerns of inflation rather than deflation) suggest the market is maturing and volatility is likely to return.

Also, although economic factors generally point to economic expansion, the recovery absent governmental stimulus and Chinese demand is still anemic. Should either waiver, especially if Washington's anti-business rhetoric heightens, and/or as the extent of impending tax hikes becomes more evident, the market may suffer a fair level of anxiety. We are also wary of the Fed's ability to accurately raise rates at "the right time" - will they keep rates too low for too long, thereby spurring the next bubble, or will they raise rates too soon, cutting off the nascent recovery?

                                                                           27
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

During these periods, our investing style remains unchanged. We continue to search for turnaround stories, unrecognized asset plays, and undervalued growth stocks that are trading below intrinsic value and sell those that have reached our price objective. Our disciplined investment approach necessitates taking a long-term view. Although redeploying funds from stocks that are working (i.e. Cerner, Edwards Lifesciences) into those that aren't displaying near-term momentum can impact short-term results, we believe this strict and patient adherence to our value discipline works over the long-term.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

PORTFOLIO REVIEW

Our portion of the Fund's holdings in the Energy, Telecommunication Services, Utilities, Industrials, and Consumer Staples sectors contributed positively to relative results; however, results within the Materials, Financials, Health Care and Consumer Discretionary sectors offset those gains.

Most notably, a large position in Energy sector stock, coal producer Massey Energy Co. contributed meaningfully to results after the company's management highlighted that for the first time they were shipping coal to Asia. While a thermal coal market remained relatively weak, demand for metallurgical coal continued to increase. Metallurgical coal has been in short supply given record levels of steel production in China and India. We believed that a modest pickup in exports could tighten the relatively small Eastern coal market in which Massey competes. Weakness in oil markets provided an opportunity to establish a position in oil services company Weatherford International Ltd. during the first quarter of the year. We believed that limited excess OPEC capacity created upside risk to commodity prices with a return to normalized demand growth. Weatherford should be a prime beneficiary of the need to further identify and develop crude reserves. This oil service company was among the best performing positions in our portion of the Fund during the year. We remain optimistic about the company's prospects and applaud their strategic capital spending during the economic downturn and their unique ability to fully capitalize on the ultimate recovery as a consequence. The company has made prudent entry into key markets like Mexico, Russia and Iraq and has invested in critical technologies such as drilling and evaluation, managed pressure drilling and completions.

In the Information Technology sector, Data Domain, a provider of deduplication storage devices, was added to the Fund's portfolio in the first quarter after meetings with management gave us the confidence that their meaningful competitive lead in this rapidly growing area was sustainable. In late May, Data Domain and NetApp Inc. announced a definitive agreement, and after EMC Corporation responded by launching an unsolicited offer for the company 20% higher than NetApp's, the position in Data Domain was sold. Brocade Communications Systems Inc. also contributed meaningfully to results. In late April, the company announced an OEM relationship with International Business Machines to provide them with switching products. As IBM makes more of a definitive push into networking and storage, we think Brocade is well positioned to capitalize on these competitive efforts as a top player in the Ethernet switching market. Alcatel-Lucent was originally purchased based on our belief that telecom carrier spending would improve in the latter half of 2009 and that the company was well positioned given the consolidation of equipment providers. We felt the company's new management had gotten very serious about controlling costs and that improvements in telecommunications spending would be significant. However, despite their competitive positioning in 4G wireless and our optimism about the prospect for further share gains in the enterprise routing space relative to Cisco Systems and Juniper Networks Inc., the stock was sold.

   28
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

Stocks within the Industrials sector also added to relative results. Cummins Inc., a manufacturer of engines and power generation systems, modestly beat estimates over the course of the year and demonstrated good cost control. Their conservative management team did not plan for a U.S. or European recovery until late 2010. Business in overseas markets like India and Brazil indeed improved, and over the course of the year, the stock began to reflect a lot of optimism for a return to peak earnings. The stock was among the largest contributors to relative performance of the Industrials holdings, but our price target discipline led to the sale of the stock. Elsewhere we attempted to identify management teams within the sector that had reduced costs in order to be profitable at operating rates well below their effective capacity. Railroad operator CSX Corp. was one such company and reported better-than-anticipated results in the second half of the year on great cost controls, operating improvements and strong pricing. The stock has since been sold as it traded through our internal price objective and further price appreciation would require significant improvement in industry volumes, in our opinion.

The Consumer Staples sector was a source of relative performance gains during the year. Global agribusiness company Bunge Ltd. was purchased early in the second quarter and was a positive contributor to relative returns. The large and growing demand for soybeans out of China is one of the biggest drivers of price strength. Bunge's agribusiness and fertilizer capacity in both Brazil and the U.S. positions them well to be a prime beneficiary of continued strong soybean prices and crop production, which drive strong "crush margins" and fertilizer volumes and margins. Also added to the Fund's portfolio in the second quarter and contributing to relative results was Avon Products Inc. A persistently high rate of unemployment has driven an increase of over one million sales representatives over the past year. We expect more marketing muscle combined with the company's "smart value" strategy to allow them to capitalize on current consumer willingness to trade down in this difficult economic environment. We think recent restructuring efforts should help drive margin improvement over the next several years, particularly if the company delivers upon the expected acceleration in top line results.

Some of the most significant contributions to absolute returns came from stocks within the Consumer Discretionary sector. Certain stocks within apparel retail, restaurants, and broadcasting traded up over 50% in the period. Weakness within housewares and specialties and education services, however, contributed to the underperformance relative to the benchmark. Newell Rubbermaid Inc., a manufacturer of branded consumer and commercial products, traded lower early in the year. Falling resin prices were thought to have been enough to improve margins and protect earnings in a difficult market for discretionary goods. The company, however, suffered from consumer trends toward generic substitution which pressured prices. International sales, which had been a stabilizing force, also turned decidedly lower. The stock was sold. DeVry Inc., a for-profit education company, traded lower early in the year and then failed to keep pace with the advancing sector despite reporting enviable enrollment growth and earnings that were in line with lofty Wall Street expectations. The counter-cyclical nature of education stocks has made them great performers during the market decline, and they have suffered from selling pressure now that investors have, at least temporarily, adopted a more optimistic consumer outlook. It is our contention that DeVry is among the higher quality publically traded education companies and we think Wall Street estimates for their earnings are too low for both this year and next. We believe this is a company that will likely thrive even when employment trends begin to improve. An additional source of weakness came from GameStop Corp., a leading seller of new and used video games that was purchased in early October. We liked their exposure to hardware price cuts and the associate impact on game sales, as well as their unique positioning in the highly profitable used game business. Unexpectedly, Walmart took price cuts of 15-20% on 25 new game titles which impacted the relative attractiveness of used games. While uncertain about the permanence of this strategic action, the risk of margin degradation associated with increased promotional activity was too great to endure, and the stock was sold.

                                                                           29
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

The Health Care sector, normally a positive performance differentiator in volatile markets, was the source of relative underperformance. Despite some strong results within Life Sciences Tools & Services and Health Care Equipment, stock selection elsewhere was less positive. Early in the year Shire PLC, a specialty biopharmaceutical company, reported earnings that disappointed investors. Their earnings miss was related to a sales shortfall for Adderall XR, a drug for the treatment of Attention Deficit Hyperactivity Disorder. The company is currently working to switch patients from this drug to Vyvanse before a competitor launches an authorized generic substitute. Because of the breadth of their product portfolio and the fact that new product sales represent nearly 40% of revenues, we believe that the company will return to 15-20% earnings growth in short order. Celgene Corp. received approval for Revlimid for use in Multiple Myeloma patients in the U.K., and this therapy was the subject of a number of phase II studies that evaluated its use in various hematologic malignancies. Those positive developments were overshadowed by the negative impact of a modest earnings per share shortfall, a misguided short report on Revlimid inventories, and fears of major healthcare reform. We continue to believe Celgene is one of the better healthcare opportunities given the prospect of strong growth in earnings from launch activity for Revlimid worldwide, Vidaza in the E.U. and U.S., and Thalomid in the E.U. Potential use of Revlimid in other indications merely enhances the growth outlook, in our opinion.

The Financials sector negatively impacted results and portfolio exposure to the sector remains modest. A position initiated in Fidelity National Financial Inc., a title insurer, weighed heavily on aggregate results from the sector. The stock was purchased given our confidence that government efforts to lower mortgage rates will spur refinancings and ultimately, home purchases. The loan modification programs will also require re-appraisals and re-titling of residential properties. While the current business is being driven predominantly by government-led intervention in mortgage markets, skepticism remains that purchase mortgages will again become the dominant driver of the title insurance business. The stock was sold. Shares of Fifth Third Bancorp were also sold in late January and therefore missed the sharp advance off of the March lows. Deteriorating credit conditions in their core Midwest markets and more severe issues in their newer operations in Florida and Georgia motivated the sale. In late September, a portfolio position was initiated in Lazard Ltd., an international financial advisory firm best known for their work in mergers and acquisitions. Shortly after the purchase, CEO Bruce Wasserstein unexpectedly passed away. In a business that depends on the so-called rainmakers, investors worried not only about a leadership void, but also about the company's ability to complete deals. We feel confident in the depth of the management and banking talent and used the market uncertainty as an opportunity to add to the portfolio position. The prompt appointment of CEO Kenneth Jacobs should quell concerns about a rudderless organization and should improve the prospects for talent retention.

   30
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

The Materials sector detracted from performance due to limited exposure to this leadership sector and some selection issues. Owens-Illinois Inc., a manufacturer of glass containers, was purchased in the third quarter. The stock has been under pressure on the heels of disappointing North American glass shipment data that suggested an accelerating decline. It is our view that inventory destocking is largely complete in the U.S. and is reflected in management's full year outlook. We have used this opportunity to add to the stock as we continue to like their exposure to international consumer growth where per capita consumption of basic consumer staples like bottled beverages is in early innings. Also, the company remains in the midst of rationalizing plants, which entails consolidating volumes in more state of the art, energy efficient plants which should ultimately lead to higher margins and returns.

CURRENT STRATEGY AND OUTLOOK

The stock market move off of the March lows was fueled, in part, by an increase in appetite for risk. Price-to-earnings multiples expanded dramatically from depressed levels as many of the worst performing stocks from 2008 became the best performing stocks of 2009. Simply surviving the great recession drove major price moves. We remain constructive on the outlook for stocks but believe that selectivity will be critical in 2010. Sentiment indicators and insider selling activity might suggest that a market top is in the offing. Widespread talk of another Fed-induced bubble and record flows into bond funds suggest that enough skepticism exists about the prospects for equity markets that stocks can indeed march higher. The benefit of a rising tide may soon subside and, as such, identifying improving fundamentals and attractive valuations will differentiate results.

                                                                           31
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                 12/31/09
          38.99%                      5.14%                     7.59%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/09
                                     107.86%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Mid Cap Growth Fund                   Russell Mid Cap(R) Growth Index

   Date           Balance                             Date          Balance
   ----           -------                             ----          -------
 12/31/99          10,000                           12/31/99         10,000
 12/31/00          12,962                           12/31/00          8,825
 12/31/01          12,622                           12/31/01          7,047
 12/31/02           9,806                           12/31/02          5,115
 12/31/03          14,441                           12/31/03          7,300
 12/31/04          16,182                           12/31/04          8,430
 12/31/05          18,657                           12/31/05          9,450
 12/31/06          21,675                           12/31/06         10,457
 12/31/07          24,803                           12/31/07         11,653
 12/31/08          14,956                           12/31/08          6,488
 12/31/09          20,788                           12/31/09          9,492

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

   32
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

                                                                     Market
                                                      Shares         Value

COMMON STOCKS -- 98.1%
   INFORMATION TECHNOLOGY -- 18.0%
   Agilent Technologies, Inc.*                         6,425     $      199,625
   Avago Technologies Ltd.*                            9,150            167,354
   Avnet, Inc.*                                        5,225            157,586
   BMC Software, Inc.*                                 5,700            228,570
   Broadcom Corp.- Class A*                            6,025            189,486
   Brocade Communication
   Systems, Inc.*+                                    33,200            253,316
   Ciena Corp.*+                                       8,500             92,140
   Gartner, Inc.*                                     18,000            324,720
   Global Payments, Inc.                               4,650            250,449
   LSI Corp.*                                         40,500            243,405
   Maxim Integrated Products, Inc.                     9,680            196,504
   McAfee, Inc.*                                       5,200            210,964
   Microchip Technology, Inc.+                         5,650            164,189
   NICE Systems Ltd.- ADR*                            12,100            375,584
   ON Semiconductor Corp.*                            46,800            412,308
   QLogic Corp.*                                       7,650            144,355
   Quest Software, Inc.*                              16,800            309,120
   Red Hat, Inc.*                                      8,650            267,285
   Verigy Ltd.*                                       10,001            128,713
   Xilinx, Inc.+                                      10,900            273,154
--------------------------------------------------------------------------------
                                                                      4,588,827
--------------------------------------------------------------------------------
   INDUSTRIALS -- 16.2%
   AMETEK, Inc.+                                       7,200            275,328
   Cooper Industries PLC                               5,250            223,860
   Corrections Corp. of America*                       8,900            218,495
   Delta Air Lines, Inc.*                             19,500            221,910
   Dover Corp.                                         4,495            187,037
   Hexcel Corp.*                                      16,275            211,250
   IDEX Corp.+                                         9,800            305,270
   ITT Corp.                                           5,900            293,466
   Jacobs Engineering Group, Inc.*+                    2,850            107,188
   Joy Global, Inc.                                    3,340            172,311
   Kennametal, Inc.+                                   5,025            130,248
   Kirby Corp.*+                                       8,000            278,640
   MSC Industrial Direct Co.- Class A+                 8,050            378,350
   Precision Castparts Corp.                           2,970            327,740
   Rockwell Collins, Inc.                              3,825            211,752
   Roper Industries, Inc.+                             5,900            308,983
   Snap-On, Inc.                                       2,675            113,045
   SPX Corp.                                           3,080            168,476
--------------------------------------------------------------------------------
                                                                      4,133,349
--------------------------------------------------------------------------------
   HEALTH CARE -- 14.9%
   Beckman Coulter, Inc.                               1,435             93,906
   Celgene Corp.*                                      5,900            328,512
   Covance, Inc.*+                                     2,850            155,525
   DaVita, Inc.*                                       4,700            276,078
   Elan Corp. PLC- ADR*                               35,250            229,830
   Life Technologies Corp.*                            6,800            355,164
   Mettler-Toledo International, Inc.*+                4,200            440,958
   Shire PLC - ADR                                     6,050            355,135
   Thermo Fisher Scientific, Inc.*                     3,360            160,238
   United Therapeutics Corp.*                          3,200            168,480
   Varian Medical Systems, Inc.*                       8,900            416,965
   Vertex Pharmaceuticals, Inc.*+                     11,150            477,778
   Warner Chilcott PLC- Class A*                      12,300            350,181
--------------------------------------------------------------------------------
                                                                      3,808,750
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 12.1%
   Abercrombie & Fitch Co.- Class A                    5,000            174,250
   American Eagle Outfitters, Inc.                     8,875            150,698
   Bed Bath & Beyond, Inc.*                           10,450            403,683
   Burger King Holdings, Inc.                          8,025            151,030
   Coach, Inc.                                         9,250            337,902
   DeVry, Inc.                                         2,750            156,007
   Discovery Communications, Inc.-
   Class A*+                                           9,000            276,030
   Lennar Corp.- Class A                               7,270             92,838
   Macy's, Inc.                                        9,210            154,360
   Marriott International, Inc.- Class A+              7,251            197,590
   Starbucks Corp.*+                                  12,800            295,168
   TJX Cos., Inc.                                      5,500            201,025
   Toll Brothers, Inc.*                                4,675             87,937
   Urban Outfitters, Inc.*                             6,200            216,938
   WABCO Holdings, Inc.                                7,415            191,233
--------------------------------------------------------------------------------
                                                                      3,086,689
--------------------------------------------------------------------------------
   FINANCIALS -- 11.8%
   Ameriprise Financial, Inc.                          7,000            271,740
   Annaly Capital Management, Inc. REIT               16,500            286,275
   Arch Capital Group Ltd.*                            3,271            234,040
   Assurant, Inc.                                      4,420            130,301
   Federated Investors, Inc.- Class B+                 5,900            162,250
   First Horizon National Corp.*+                      7,973            106,840
   Hudson City Bancorp, Inc.                           8,560            117,529
   Invesco, Ltd.                                       7,530            176,880
   KeyCorp                                            25,525            141,664
   Knight Capital Group, Inc.- Class A*                9,875            152,075
   Lazard Ltd.- Class A                                5,750            218,327
   New York Community Bancorp, Inc.+                   9,131            132,491
   Northern Trust Corp.+                               2,575            134,930
   PartnerRe, Ltd.                                     1,750            130,655
   People's United Financial, Inc.                     9,081            151,653
   Synovus Financial Corp.+                           36,230             74,271
   TCF Financial Corp.+                               12,800            174,336
   Willis Group Holdings, Ltd.                         7,710            203,390
--------------------------------------------------------------------------------
                                                                      2,999,647
--------------------------------------------------------------------------------
   ENERGY -- 10.3%
   Cameron International Corp.*                        4,550            190,190
   CONSOL Energy, Inc.                                 9,300            463,140
   Denbury Resources, Inc.*+                          16,400            242,720
   Massey Energy Co.                                  10,750            451,608
   Murphy Oil Corp.                                    2,726            147,749
   National Oilwell Varco, Inc.                        9,832            433,493
   PetroHawk Energy Corp.*                             7,500            179,925
   Weatherford International Ltd.*                    29,435            527,181
--------------------------------------------------------------------------------
                                                                      2,636,006
--------------------------------------------------------------------------------
   MATERIALS -- 7.2%
   Commercial Metals Co.                               9,575            149,849
   Crown Holdings, Inc.*                              11,550            295,449
   Cytec Industries, Inc.                              6,055            220,523
   Ecolab, Inc.                                        5,000            222,950

The accompanying notes are an integral part of the financial statements.

                                                                           33
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

                                                                     Market
                                                      Shares         Value

COMMON STOCKS -- 98.1% - Continued
   MATERIALS -- 7.2% - continued
   International Flavors & Fragrances, Inc.            4,385     $      180,399
   Owens-Illinois, Inc.*                              10,100            331,987
   Pactiv Corp.*                                       6,275            151,478
   Yamana Gold, Inc.                                  24,500            278,810
--------------------------------------------------------------------------------
                                                                      1,831,445
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.4%
   Avon Products, Inc.                                 7,000            220,500
   Bunge Ltd.+                                         2,600            165,958
   H.J. Heinz Co.                                      4,350            186,006
   J.M. Smucker Co. (The)                              2,675            165,181
   Molson Coors Brewing Co. - Class B                  2,850            128,706
   Ralcorp Holdings, Inc.*                             4,300            256,753
--------------------------------------------------------------------------------
                                                                      1,123,104
--------------------------------------------------------------------------------
   UTILITIES -- 2.0%
   Consolidated Edison, Inc.+                          3,970            180,357
   Hawaiian Electric Industies, Inc.+                  6,290            131,461
   PG&E Corp.                                            350             15,628
   Wisconsin Energy Corp.                              3,845            191,596
--------------------------------------------------------------------------------
                                                                        519,042
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.2%
   NII Holdings, Inc.*                                 9,400            315,652
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   25,042,511
--------------------------------------------------------------------------------
INVESTMENT FUNDS --22.5%
Invesco AIM Liquid Assets Portfolio**              5,190,126          5,190,126
Touchstone Institutional
Money Market Fund^                                   541,918            541,918
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    5,732,044
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 120.6%
(COST $29,036,678)                                               $   30,774,555
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.6%)                     (5,253,172)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   25,521,383
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $5,019,591.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

PLC -- Public Liability Company

REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Common Stocks           $ 25,042,511  $         --   $         --  $ 25,042,511
Investment Funds           5,732,044            --             --     5,732,044
                        --------------------------------------------------------
                                                                   $ 30,774,555

The accompanying notes are an integral part of the financial statements.

   34
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009


  Principal                             Interest    Maturity
   Amount                                 Rate        Date           Value

CORPORATE BONDS -- 12.9%
$    375,000   Caterpillar Financial
               Services Corp.             4.15       1/15/10     $      375,435
     255,000   Credit Suisse
               USA, Inc.                  4.13       1/15/10            255,330
     600,000   General Electric
               Capital Corp.              7.38       1/19/10            601,847
   2,310,000   Mellon Funding Corp.
               (BNY Mellon)               6.38       2/15/10          2,321,237
   2,250,000   NSTAR                      8.00       2/15/10          2,266,152
     543,000   Goldman Sachs
               Group, Inc. FRN            0.46        3/2/10            542,140
     250,000   BP Capital
               Markets PLC                4.88       3/15/10            252,165
     592,000   National City Bank         4.50       3/15/10            596,701
     500,000   Canada Mortgage
               & Housing                  3.88        4/1/10            503,556
     130,000   Export Development
               Canada                     4.63        4/1/10            131,174
     753,000   EI du Pont de
               Nemours                    4.13       4/30/10            761,487
   1,500,000   Wells Fargo & Co.          4.63        8/9/10          1,532,719
     130,000   Deutsche Bank
               AG London                  5.00      10/12/10            134,277
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   10,274,220
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 10.4%
   2,000,000   Allen Co OH Hosp
               Facs Rev (Catholic
               Hlth) Class A  (LOC:
               Bank of America NA)        0.23        1/1/10          2,000,000
     800,000   Cuyahoga Co OH
               Rev Subser B1
               (Cleveland Clinic)
               (LOC:JPMorgan
               Chase Bank)                0.10        1/1/10            800,000
     500,000   Columbus IN Sch
               Bldg Corp Rev BANS         2.00        3/1/10            500,000
     300,000   Gahanna-Jefferson
               City OH
               LTGO BANS                  3.00       3/10/10            300,276
   1,500,000   Franklin Co OH
               Spl Oblig BANS             3.10       3/12/10          1,501,894
     795,000   Butler Co OH
               LTGO BANS                  1.65        8/5/10            795,000
     700,000   Woodbridge St
               UTGO BANS                  2.00       8/26/10            700,759
     700,000   AMP OH Elec Rev
               UTGO BANS
               Class B                    2.00      10/28/10            702,877
   1,000,000   Ramapo NY UTGO
               BANS Class B               2.00      12/15/10          1,005,925
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                    $    8,306,731
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 12.4%
    2,000,000  Overseas Private
               Investment Corp.
               FRCOP                      0.16        1/6/10          2,000,000
   3,400,000   Overseas Private
               Investment Corp.
               FRCOP                      0.16        1/6/10          3,400,000
   2,087,070   Overseas Private
               Investment Corp.
               FRCOP                      0.16        1/6/10          2,087,070
   2,000,000   Overseas Private
               Investment Corp.
               FRCOP                      0.16        1/7/10          2,000,000
     200,000   FNMA                       4.30       2/17/10            200,969
     160,000   FNMA                       4.40        3/8/10            161,116
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $    9,849,155
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 2.5%
   2,000,000   Rabobank
               Nederland                  5.00       5/25/10     $    2,032,411
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.3%
   2,631,000   BNP Paribas
               Finance, Inc.                          1/4/10     $    2,630,996
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES -- 58.2%
     700,000   Concordia College
               (LOC:Bank
               of America)                0.30        1/1/10            700,000
     465,000   Diaz-Upton LLC
               (LOC:State
               Street Bank)               0.29        1/1/10            465,000
   2,470,000   Washington St
               Hsg Fin Agy Rev
               (Auburn Meadows-
               Ser B) Class B
               (LOC:Wells
               Fargo Bank)                0.35        1/1/10          2,470,000
   3,060,000   486 Lesser Street
               LLC (LOC:Comerica
               Bank)                      0.75        1/6/10          3,060,000
     250,000   Chattanooga TN
               Hlth Edl & Hsg
               Fac Bd MFH
               (Windridgde-B)
               Class B
               (LOC:FNMA)                 0.42        1/6/10            250,000
   2,000,000   Miami-Dade Co
               FL IDA IDR (Dolphin
               Stadium Pj)
               (LOC:Societe
               Generale)                  0.34        1/6/10          2,000,000
   1,360,000   NJ Economic Dev
               Auth Rev (Cascade
               Corp.-Ser C) Class C
               (LOC:Bank of
               America NA)                0.70        1/6/10          1,360,000

The accompanying notes are an integral part of the financial statements.

                                                                           35
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

  Principal                             Interest    Maturity
   Amount                                 Rate        Date           Value

VARIABLE RATE DEMAND NOTES -- 58.2% - Continued
$    700,000   NY St Hsg Fin Agy
               Rev Class B
               (LOC:FHLMC)                0.23        1/6/10     $      700,000
   2,700,000   Raleigh NC COP
               (LOC:Wachovia
               Bank NA)                   0.24        1/6/10          2,700,000
   1,230,000   Tennis for Charity, Inc.
               OH Rev  (LOC:JPMorgan
               Chase Bank)                0.58        1/6/10          1,230,000
     795,000   Agra Enterprises LLC
               (LOC:US Bank NA)           0.80        1/7/10            795,000
     570,000   Butler Co OH Cap
               Fdg Rev (CCAO Low
               Cost) Class B
               (LOC:US Bank NA)           0.80        1/7/10            570,000
   2,000,000   CA State Enterprise
               Dev Auth IDR
               (Tri-Tool Inc.-B)
               Class B
               (LOC:Comerica Bank)        3.75        1/7/10          2,000,000
     290,000   CA Statewide CDA
               MFH (Sunrise Fresno)
               Class B  (LOC:FNMA)        0.40        1/7/10            290,000
     745,000   Corporate Finance
               Managers, Inc.  (LOC:
               Wells Fargo Bank)          0.24        1/7/10            745,000
     490,000   Driftwood Landing
               Corp.  (LOC:National
               City Bank)                 0.33        1/7/10            490,000
     307,000   Fitch Denny Funeral
               Home, Inc.
               (LOC:FHLB)                 0.58        1/7/10            307,000
     140,000   FL HFC MFH
               (Avalon Reserve)
               (LOC:FNMA)                 0.45        1/7/10            140,000
   3,520,000   Goson Project
               (LOC:FHLB)                 0.57        1/7/10          3,520,000
     585,000   IL Fin Auth
               (Community Action
               Ser B) RB Class B
               (LOC:Harris NA)            0.55        1/7/10            585,000
     545,000   JL Capital One LLC
               (LOC:Wells
               Fargo Bank)                0.29        1/7/10            545,000
     515,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev Ser B
               Class B  (LOC:Wells
               Fargo Bank)                0.29        1/7/10            515,000
   2,000,000   Lavonia O Frick
               Family Trust
               (LOC:FHLB)                 0.40        1/7/10          2,000,000
   3,945,000   Lexington Financial
               Services LLC
               (LOC:LaSalle Bank)         0.30        1/7/10          3,944,999
   3,420,000    Mequon WI IDR
               (Gateway Plastics)
               Class B
               (LOC:Bank One )            1.90        1/7/10          3,420,000
   1,875,000   Miarko, Inc.
               (LOC:PNC
               Bank NA)                   0.33        1/7/10          1,875,000
   1,700,000   Midwestern
               University Series A
               Class A  (LOC:Royal
               Bank of Canada)            0.30        1/7/10          1,700,000
     979,000   Mill St Village LLC
               (LOC:FHLB)                 0.72        1/7/10            979,000
   1,325,000   Mountain Agency, Inc.
               (LOC:US Bank NA)           0.48        1/7/10          1,325,000
   1,515,000   Phoenix Realty MFH
               Rev (Brightons Mark)
               (LOC:Northern
               Trust Co.)                 0.45        1/7/10          1,515,000
     445,000   Sacramento Co CA
               Hsg Auth MFH Rev
               (Deer Park Apts)
               (LOC:FNMA)                 0.37        1/7/10            445,000
     945,000   SGM Funding Corp. I
               (LOC:US Bank NA)           0.80        1/7/10            945,000
     500,000   Simi Valley CA MFH
               Rev (Parker Ranch)
               (LOC:FNMA)                 0.37        1/7/10            500,000
     430,000   St Paul MN Port
               Auth Dist  (LOC:
               Deutsche Bank)             0.28        1/7/10            430,000
     150,000   Suffolk Co NY IDA
               (Hampton Day School)
               Class B  (LOC:
               JPMorgan Chase
               Bank)                      0.73        1/7/10            150,000
     300,000   Volusia Co FL Dev
               Auth Ind Rev Class B
               (LOC:LaSalle Bank)         0.28        1/7/10            300,000
   1,434,000   WAI Enterprises
               LLC Ser 2004
               (LOC:FHLB)                 0.80        1/7/10          1,434,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                 $   46,399,999
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(COST $79,493,512)                                               $   79,493,512
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                           255,166
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   79,748,678
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   36
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

PORTFOLIO ABBREVIATIONS:

BANS -- Bond Anticipation Notes
CCAO -- County Commissioners' Association of Ohio
CDA -- Communities Development Authority
COP -- Certificates of Participation
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRCOP -- Floating Rate Certification of Participation
FRN -- Floating Rate Note
HFC -- Housing Finance Corp.
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
PLC -- Public Liability Company
RB -- Revenue Bond
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Variable Rate
   Demand Notes         $         --  $ 46,399,999   $         --  $ 46,399,999
Corporate Bonds                   --    10,274,220             --    10,274,220
U.S. Government
   Agency Obligations             --     9,849,155             --     9,849,155
Municipal Bonds                   --     8,306,731             --     8,306,731
Commercial Paper                  --     2,630,996             --     2,630,996
Certificate
   of Deposit                     --     2,032,411             --     2,032,411
                       ---------------------------------------------------------
                                                                   $ 79,493,512

The accompanying notes are an integral part of the financial statements.

                                                                           37
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Third Avenue Value Fund

SUB-ADVISED BY THIRD AVENUE MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Third Avenue Value Fund was 31.39% for the year ended December 31, 2009. The total return of the Russell 3000(R) Value Index was 19.76% for the same period.

Third Avenue adheres to a disciplined value approach to investing. It performs a thorough, bottom-up analysis to identify companies that are believed to be "safe and cheap," based on their financial strength, quality management teams, readily available financial information and disclosure, and prices below their private market values. Third Avenue also looks for companies with strong balance sheets, believed to be an indicator of a company's long term staying power and its ability to outperform in rough times.

PORTFOLIO REVIEW

The Financials sector was one of the Fund's top contributing sectors during the year. This was primarily due to solid performance in the Fund's real estate and related holdings, including Hong Kong-based Henderson Land Development Co. Ltd. and Canadian firm Brookfield Asset Management Inc. Henderson Land Development has made substantial progress in selling its residential inventory in both Hong Kong and China, as well as acquiring new land for future development. Additionally, the stock benefited as investment sentiment turned positive in the region due to a rebound in the economy. We believe Henderson stands to benefit from its strong financial footing as the real estate market continues to offer attractive redevelopment opportunities. Brookfield Asset Management has been able to opportunistically invest its excess capital during the year. For instance, the company completed a $1.7 billion recapitalization of a global infrastructure business in the fall. Additionally, Brookfield's underlying cash flows have remained steady as the company's commercial real estate portfolio was 96 percent occupied at year end.

The Materials sector was another contributor to relative performance during the year, led by Korean steel maker POSCO. The company has remained profitable and free cash flow generative, even in an environment where most steel companies have continued to lose money, and in some cases have been forced to raise equity.

Some of the Fund's Energy-related names, such as Cimarex Energy Co. (a U.S. exploration and production company) and Bristow Group Inc. (a provider of helicopter services to the offshore Energy industry) were also contributors during the year as both benefited from a rebound in commodity prices. Cimarex recently appreciated from an increased interest in unconventional gas plays, highlighted by a rise in merger and acquisition activity in the sector. The company has high quality assets and one of the strongest balance sheets in the industry. Additionally, it has been able to manage drilling risk through commodity cycles with a prudent capital deployment approach and a geographically diverse portfolio of assets. We believe Bristow remains well-positioned to capitalize on the positive dynamics in the oil and gas industry, especially in light of its longer-term contracts and exposure to production-related activities that help shield it from swings in pricing, and its upgraded fleet.

   38
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

The Fund's positive performance was somewhat mitigated by declines in several securities, most notably Legg Mason Inc., and to a lesser extent Capital Southwest Corp. and Pfizer Inc. Please note that Legg Mason and Pfizer were sold during the year.

CURRENT STRATEGY AND OUTLOOK

Third Avenue Management does not manage to a benchmark or invest using an asset allocation model; rather we analyze companies from the bottom up, focusing on business fundamentals in keeping with our time-tested "safe and cheap" investment philosophy. We invest in well-capitalized companies with competent management teams and strong long-term growth prospects. We seek to limit potential investment risk by purchasing the securities of such sound companies at a significant discount to our conservative estimate of net asset value.

Despite the recent market rally, we continue to see opportunities in select securities that meet our strict investment criteria. We believe that our focus on the merits of individual companies enables the Fund to be well positioned for the long run regardless of the macro environment.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/09                    12/31/09                 12/31/09
          31.39%                      1.54%                     7.25%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/09
                                     101.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Third Avenue Value Fund                 Russell 3000(R) Value Index

    Date           Balance                           Date             Balance
    ----           -------                           ----             -------
  12/31/99          10,000                          12/31/99           10,000
  12/31/00          11,116                          12/31/00           10,804
  12/31/01          12,809                          12/31/01           10,336
  12/31/02          10,569                          12/31/02            8,767
  12/31/03          14,816                          12/31/03           11,497
  12/31/04          18,658                          12/31/04           13,445
  12/31/05          21,906                          12/31/05           14,366
  12/31/06          25,383                          12/31/06           17,575
  12/31/07          24,929                          12/31/07           17,398
  12/31/08          15,331                          12/31/08           11,091
  12/31/09          20,144                          12/31/09           13,283

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                                           39
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

                                                                     Market
                                                      Shares         Value

COMMON STOCKS -- 96.7%
   FINANCIALS -- 36.4%
   Arch Capital Group Ltd.*                            7,500     $      536,625
   Bank of New York Mellon Corp.                      79,258          2,216,846
   Brookfield Asset Management, Inc.-
   Class A+                                           95,737          2,123,447
   Capital Southwest Corp.+                            4,173            328,832
   Cheung Kong Holdings Ltd.                         100,000          1,284,852
   Forest City Enterprises, Inc.-
   Class A*+                                          67,500            795,150
   Hang Lung Group Ltd.                              120,000            593,386
   Henderson Land
   Development Co. Ltd.                              448,000          3,347,352
   Investment Technology Group, Inc.*                 48,523            955,903
   Investor AB- Class A                              165,000          3,028,025
   Mitsui Fudosan Co. Ltd.                            50,000            845,865
   St. Joe Company (The)*+                             9,600            277,344
   Tokio Marine Holdings, Inc.- ADR                   58,525          1,588,954
   Westwood Holdings Group, Inc.+                     32,297          1,173,673
   Wheelock & Co. Ltd.                               120,000            365,987
--------------------------------------------------------------------------------
                                                                     19,462,241
--------------------------------------------------------------------------------
   ENERGY -- 20.4%
   Bristow Group, Inc.*                               61,155          2,351,410
   Bronco Drilling Co., Inc.*+                       112,693            571,353
   Cenovus Energy, Inc.                               49,400          1,244,880
   Cimarex Energy Co.+                                43,148          2,285,550
   EnCana Corp.                                       49,400          1,600,066
   Nabors Industries Ltd.*+                           20,000            437,800
   Pioneer Drilling Co.*                             141,359          1,116,736
   Tidewater, Inc.+                                   27,000          1,294,650
--------------------------------------------------------------------------------
                                                                     10,902,445
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 14.1%
   AVX Corp.                                         161,000          2,039,870
   Bel Fuse, Inc.- Class B                            24,600            528,654
   Electro Scientific Industries, Inc.*               55,500            600,510
   Electronics for Imaging, Inc.*+                    62,600            814,426
   Lexmark International, Inc.- Class A*              30,600            794,988
   Sycamore Networks, Inc.                            38,780            810,890
   Synopsys, Inc.*                                    30,700            683,996
   Tellabs, Inc.*                                    223,000          1,266,640
--------------------------------------------------------------------------------
                                                                      7,539,974
--------------------------------------------------------------------------------
   MATERIALS -- 13.4%
   Lanxess AG                                         58,700          2,216,286
   P.H. Glatfelter Co.                                64,187            779,872
   POSCO ADR- ADR                                     22,300          2,923,530
   Timberwest Forest Corp.*+                         100,000            413,984
   Westlake Chemical Corp.+                           33,780            842,135
--------------------------------------------------------------------------------
                                                                      7,175,807
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.2%
   Jakks Pacific, Inc.*                                7,650             92,718
   Journal Communications, Inc.- Class A              61,687            239,962
   MDC Holdings, Inc.                                 12,210            378,998
   Skyline Corp.                                      21,000            386,400
   Superior Industries International, Inc.+           33,733            516,115
   Toyota Industries Corp.                           110,000          3,287,041
--------------------------------------------------------------------------------
                                                                      4,901,234
--------------------------------------------------------------------------------
   HEALTH CARE -- 2.2%
   Cross Country Healthcare, Inc.*                    60,800            602,528
   Sanofi-Aventis SA                                   7,500            589,077
--------------------------------------------------------------------------------
                                                                      1,191,605
--------------------------------------------------------------------------------
   INDUSTRIALS -- 1.0%
   Alamo Group, Inc.                                  31,800            545,370
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   51,718,676
--------------------------------------------------------------------------------
INVESTMENT FUNDS --18.9%
Invesco AIM Liquid Assets Portfolio**              8,253,336          8,253,336
Touchstone Institutional
Money Market Fund^                                 1,855,737          1,855,737
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   10,109,073
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.6%
(COST $53,210,860)                                               $   61,827,749
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.6%)                     (8,323,053)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   53,504,696
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $7,971,762.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Common Stocks           $ 36,160,806  $ 15,557,870   $         --  $ 51,718,676
Investment Funds          10,109,073            --             --    10,109,073
                        --------------------------------------------------------
                                                                   $ 61,827,749

The accompanying notes are an integral part of the financial statements.

   40
-----
--------------------
TOUCHSTONE ETF FUNDS
--------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

TOUCHSTONE ETF FUNDS

SUB-ADVISED BY TODD-VEREDUS ASSET MANAGEMENT

Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund

Four Exchanged Traded Funds (ETFs) are available for investors seeking "lifestyle" products for their annuity holdings. Strategic options include the Conservative, Moderate and Aggressive ETF Funds. These funds use asset allocations of up to nine ETFs that should not change dramatically over time, with higher bond weights for the more conservative funds, and lower bond weights for the more aggressive funds. The fourth option, the Enhanced ETF Fund, uses a tactical asset allocation in an effort to generate better returns.

PERFORMANCE AND MARKET OVERVIEW

The Touchstone Conservative ETF Fund's total return was 11.79% for the year ended December 31, 2009. The total return of the Barclays Capital Aggregate Bond Index was 5.93% for the same period. The Touchstone Moderate ETF Fund's total return was 17.44%, the Touchstone Aggressive ETF Fund 21.72%, and the Touchstone Enhanced ETF Fund 22.17% for the year ended December 31, 2009. The total return of the S&P 1500 Composite Index was 27.27% for the same period. The specific blended benchmark returns were 13.40% for the Conservative ETF Fund, 18.73% for the Moderate ETF Fund, 23.00% for the Aggressive ETF Fund, and 25.13% for the Enhanced ETF Fund.

PORTFOLIO REVIEW

During the year, the strategically-oriented Conservative, Moderate and Aggressive ETF Funds, as well as the tactical Enhanced ETF Fund slightly underperformed their blended benchmarks primarily due to an overweight position in value sectors earlier in the year, which underperformed the market. During the fourth quarter, the Funds' international exposure restrained returns as the Index gained less than half of what the domestic indexes gained. However, over time we believe exposure to international investments is the correct asset allocation to employ.

CURRENT STRATEGY AND OUTLOOK

Allocations for the strategically-oriented Funds holdings were adjusted as of May 1, 2009 and are adjusted annually based on longer-term market signals. In addition, their bond weights are pre-determined. The Conservative ETF Fund targets 65 percent bonds, while the Moderate and Aggressive target 40 percent and 20 percent, respectively. Within the remaining stock portion, approximately 20 percent is allocated to international stocks through the ETF that tracks the MSCI EAFE Index. The remaining stock allocations are formed by analyzing long-term risk/return patterns to determine the relative attractiveness and risk associated with each potential investment.

                                                                           41
                                                                           -----
                                                            --------------------
                                                            TOUCHSTONE ETF FUNDS
                                                            --------------------

--------------------------------------------------------------------------------

Consequently, the strategically-oriented Funds favored mid-cap and small-cap stocks as compared with the S&P 1500 Index. The Funds also tend to slightly favor growth over value. We believe this allocation strategy positions the Funds for a favorable trade-off of risk and return over the long term.

The tactically-oriented Enhanced ETF Fund holdings were adjusted on November 1, 2009 and are adjusted semi-annually based on shorter-term market signals in an attempt to provide higher return with a minimal increase in risk. Because of shifts in market preferences during 2009, the Fund's allocations were adjusted to favor large-cap growth, large-cap value, mid-cap growth and international.

Our system for determining sectors to overweight uses relative strength, a factor that does not usually work well during turning point years for the market. We believe this should work better as 2010 unfolds.

   42
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/09                    12/31/09                  7/16/04
          21.72%                      1.50%                     2.92%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     17.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Aggressive ETF Fund                   S&P 1500 Index (Major Index)

   Date            Balance                         Date             Balance
   ----            -------                         ----             -------
 7/16/2004          10,000                        7/16/2004          10,000
12/31/2004          10,862                       12/31/2004          11,148
12/31/2005          11,365                       12/31/2005          11,782
12/31/2006          12,901                       12/31/2006          13,596
12/31/2007          13,562                       12/31/2007          14,350
12/31/2008           9,613                       12/31/2008           9,082
12/31/2009          11,701                       12/31/2009          11,559

      Blend: 80% S&P 1500 Index - 20% Barclays Capital Aggregate Bond Index
                                 (Minor Index)

                            Date                  Balance
                            ----                  -------
                           7/16/2004               10,000
                          12/31/2004               10,976
                          12/31/2005               11,529
                          12/31/2006               13,049
                          12/31/2007               13,809
                          12/31/2008                9,899
                          12/31/2009               12,175

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           43
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/09                    12/31/09                  7/16/04
          11.79%                      3.64%                     4.29%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     25.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Conservative ETF Fund         Barclays Capital Aggregate Bond Index
                                                    (Major Index)
   Date            Balance                    Date            Balance
   ----            -------                    ----            -------
 7/16/2004          10,000                  7/16/2004          10,000
12/31/2004          10,522                 12/31/2004          10,288
12/31/2005          10,871                 12/31/2005          10,538
12/31/2006          11,757                 12/31/2006          10,994
12/31/2007          12,435                 12/31/2007          11,761
12/31/2008          11,255                 12/31/2008          12,377
12/31/2009          12,581                 12/31/2009          13,111

      Blend: 35% S&P 1500 Index - 65% Barclays Capital Aggregate Bond Index
                                 (Minor Index)

                          Date               Balance
                          ----               -------
                         7/16/2004            10,000
                        12/31/2004            10,589
                        12/31/2005            10,967
                        12/31/2006            11,867
                        12/31/2007            12,635
                        12/31/2008            11,442
                        12/31/2009            12,975

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   44
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/09                    12/31/09                  7/16/04
          22.17%                      1.30%                     3.54%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     20.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Enhanced ETF Fund                    S&P 1500 Index (Major Index)

    Date          Balance                           Date            Balance
    ----          -------                           ----            -------
  7/16/2004        10,000                         7/16/2004          10,000
 12/31/2004        11,336                        12/31/2004          11,148
 12/31/2005        12,018                        12/31/2005          11,782
 12/31/2006        13,867                        12/31/2006          13,596
 12/31/2007        14,426                        12/31/2007          14,350
 12/31/2008         9,896                        12/31/2008           9,082
 12/31/2009        12,090                        12/31/2009          11,559

      Blend: 90% S&P 1500 Index - 10% Barclays Capital Aggregate Bond Index
                                 (Minor Index)

                              Date               Balance
                              ----               -------
                             7/16/2004            10,000
                            12/31/2004            11,062
                            12/31/2005            11,655
                            12/31/2006            13,321
                            12/31/2007            14,078
                            12/31/2008             9,501
                            12/31/2009            11,889

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           45
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/09                    12/31/09                  7/16/04
          17.44%                      2.57%                     3.72%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     22.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Touchstone Moderate ETF Fund                    S&P 1500 Index (Major Index)

   Date            Balance                       Date               Balance
   ----            -------                       ----               -------
 7/16/2004          10,000                      7/16/2004            10,000
12/31/2004          10,751                     12/31/2004            11,148
12/31/2005          11,174                     12/31/2005            11,782
12/31/2006          12,399                     12/31/2006            13,596
12/31/2007          13,049                     12/31/2007            14,350
12/31/2008          10,395                     12/31/2008             9,082
12/31/2009          12,208                     12/31/2009            11,559

      Blend: 60% S&P 1500 Index - 40% Barclays Capital Aggregate Bond Index
                                  (Minor Index)

                          Date                  Balance
                          ----                  -------
                         7/16/2004               10,000
                        12/31/2004               10,804
                        12/31/2005               11,278
                        12/31/2006               12,515
                        12/31/2007               13,280
                        12/31/2008               10,634
                        12/31/2009               12,626

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   46
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

   Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      28,890   iShares Barclays Aggregate Bond Fund              $    2,981,159
      52,510   iShares MSCI EAFE Index Fund+                          2,903,803
      73,810   iShares S&P 500 Growth Index Fund+                     4,280,242
      11,150   iShares S&P 500 Index Fund/US+                         1,244,452
      67,320   iShares S&P 500 Value Index Fund+                      3,568,633
       9,330   iShares S&P MidCap 400
               Growth Index Fund                                        725,034
      11,050   iShares S&P MidCap 400/BARRA
               Value Index Fund+                                        728,747
       6,020   iShares S&P SmallCap 600 Value
               Index Fund+                                              351,448
       9,450   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                       539,973
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   17,323,491
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 27.3%
   4,500,171   Invesco AIM Liquid Assets Portfolio**                  4,500,171
     267,582   Touchstone Institutional
               Money Market Fund^                                       267,582
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,767,753
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 126.5%
(COST $22,315,364)                                               $   22,091,244
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.5%)                     (4,621,504)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,469,740
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $4,347,637.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds                $ 17,323,491  $         --   $         --  $ 17,323,491
Investment Funds           4,767,753            --             --     4,767,753
                        --------------------------------------------------------
                                                                   $ 22,091,244

The accompanying notes are an integral part of the financial statements.

                                                                           47
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

   Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.9%
      26,810   iShares Barclays 1-3 Year
               Treasury Bond Fund+                               $    2,223,890
     108,900   iShares Barclays Aggregate Bond Fund                  11,237,391
      32,670   iShares MSCI EAFE Index Fund+                          1,806,651
      43,700   iShares S&P 500 Growth Index Fund                      2,534,163
       9,020   iShares S&P 500 Index Fund/US                          1,006,722
      38,170   iShares S&P 500 Value Index Fund+                      2,023,392
       6,590   iShares S&P MidCap 400
               Growth Index Fund+                                       512,109
       7,780   iShares S&P MidCap 400/BARRA
               Value Index Fund+                                        513,091
       4,330   iShares S&P SmallCap 600
               Value Index Fund                                         252,785
       4,480   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                       255,988
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   22,366,182
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 22.8%
   4,880,213   Invesco AIM Liquid Assets Portfolio**                  4,880,213
     288,488   Touchstone Institutional
               Money Market Fund^                                       288,488
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    5,168,701
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 121.7%
(COST $26,480,303)                                               $   27,534,883
LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.7%)                     (4,908,859)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   22,626,024
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $4,738,288.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds                $ 22,366,182  $         --   $         --  $ 22,366,182
Investment Funds           5,168,701            --             --     5,168,701
                        --------------------------------------------------------
                                                                   $ 27,534,883

The accompanying notes are an integral part of the financial statements.

   48
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

   Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.3%
       4,670   iShares Barclays Aggregate Bond Fund              $      481,897
      66,240   iShares MSCI EAFE Index Fund                           3,663,072
      65,990   iShares S&P 500 Growth Index Fund                      3,826,760
      71,960   iShares S&P 500 Value Index Fund+                      3,814,600
      49,790   iShares S&P MidCap 400
               Growth Index Fund                                      3,869,181
       8,160   iShares S&P MidCap 400/BARRA
               Value Index Fund+                                        538,152
       9,250   iShares S&P SmallCap 600
               Value Index Fund+                                        540,015
       9,450   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                       539,972
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   17,273,649
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.7%
   4,992,362   Invesco AIM Liquid Assets Portfolio**                  4,992,362
       4,458   Touchstone Institutional
               Money Market Fund^                                         4,458
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,996,820
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 128.0%
(COST $21,428,608)                                               $   22,270,469
LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.0%)                     (4,867,098)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,403,371
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $4,808,079.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds                $ 17,273,649  $         --   $         --  $ 17,273,649
Investment Funds           4,996,820            --             --     4,996,820
                        --------------------------------------------------------
                                                                   $ 22,270,469

The accompanying notes are an integral part of the financial statements.

                                                                           49
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

   Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.0%
     176,150   iShares Barclays Aggregate Bond Fund+             $   18,176,918
     124,370   iShares MSCI EAFE Index Fund+                          6,877,661
     173,780   iShares S&P 500 Growth Index Fund                     10,077,502
      29,980   iShares S&P 500 Index Fund/US                          3,346,068
     158,320   iShares S&P 500 Value Index Fund+                      8,392,543
      21,860   iShares S&P MidCap 400
               Growth Index Fund                                      1,698,741
      25,940   iShares S&P MidCap 400/BARRA
               Value Index Fund+                                      1,710,743
       9,440   iShares S&P SmallCap 600
               Value Index Fund                                         551,107
      19,630   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                     1,121,658
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   51,952,941
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 21.2%
  10,574,294   Invesco AIM Liquid Assets Portfolio**                 10,574,294
     568,304   Touchstone Institutional
               Money Market Fund^                                       568,304
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   11,142,598
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 120.2%
(COST $65,706,403)                                               $   63,095,539
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.2%)                    (10,591,251)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   52,504,288
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $10,218,990.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                Level 1       Level 2        Level 3       Total
--------------------------------------------------------------------------------
Exchange Traded
   Funds                $ 51,952,941  $         --   $         --  $ 51,952,941
Investment Funds          11,142,598            --             --    11,142,598
                        --------------------------------------------------------
                                                                   $ 63,095,539

The accompanying notes are an integral part of the financial statements.

   50
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2009

                                                                    TOUCHSTONE                                        TOUCHSTONE
                                                                    BARON SMALL      TOUCHSTONE       TOUCHSTONE       LARGE CAP
                                                                    CAP GROWTH        CORE BOND       HIGH YIELD      CORE EQUITY
                                                                       FUND              FUND            FUND             FUND
Assets:
Investments, at cost                                               $  17,535,261    $  41,926,136    $  32,966,545    $  69,221,506
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                             $   1,442,618    $   3,499,554    $     220,834    $   1,256,821
Non-affiliated securities, at market value                            23,603,145       37,984,560       34,521,715       70,559,859
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $4,490,262, $303,689, and        $  25,045,763    $  41,484,114    $  34,742,549    $  71,816,680
         $8,226,921 of securities loaned for the Baron Small
         Cap Growth Fund, High Yield Fund, and Large Cap Core
         Equity Fund, respectively.
Receivable for:
   Dividends                                                               9,538               --               --           94,992
   Interest                                                                   --          415,487          701,410               --
   Fund shares sold                                                           --              201               --               --
   Securities lending income                                                 833                1               76              393
   Other assets                                                               --               98               --               --
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                 25,056,134       41,899,901       35,444,035       71,912,065
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                         4,649,106               --          321,195        8,491,028
   Fund shares redeemed                                                    3,045            5,035           18,372            9,451
   Investments purchased                                                   8,966        3,238,608               --               --
Payable to Investment Advisor                                             17,732           18,038           14,771           34,868
Payable to other affiliates                                                4,128            7,765            6,814           11,811
Payable to Trustees                                                        4,145            4,145            4,145            4,145
Other accrued expenses                                                    39,556           40,017           40,786           44,428
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                             4,726,678        3,313,608          406,083        8,595,731
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  20,329,456    $  38,586,293    $  35,037,952    $  63,316,334
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)               1,517,447        3,720,948        4,586,549        7,722,350
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share     $       13.40    $       10.37    $        7.64    $        8.20
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                 $  14,905,220    $  37,545,018    $  34,908,531    $  83,111,837
   Accumulated net investment income                                         244        1,536,202        2,820,989          751,347
   Accumulated net realized losses on investments                     (2,086,510)         (52,905)      (4,467,572)     (23,142,024)
   Net unrealized appreciation (depreciation) on investments           7,510,502         (442,022)       1,776,004        2,595,174
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                        $  20,329,456    $  38,586,293    $  35,037,952    $  63,316,334
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           51
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                TOUCHSTONE         TOUCHSTONE          TOUCHSTONE
                                                                                  MID CAP             MONEY           THIRD AVENUE
                                                                                  GROWTH             MARKET               VALUE
                                                                                   FUND               FUND                FUND
Assets:
Investments, at cost                                                          $  29,036,678       $  79,493,512       $  53,210,860
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                        $     541,918       $          --       $   1,855,737
Non-affiliated securities, at market value                                       30,232,637          79,493,512          59,972,012
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $5,019,591and $7,971,762                    $  30,774,555       $  79,493,512       $  61,827,749
         of securities loaned for the Mid Cap Growth Fund
         and Third Avenue Value Fund, respectively.
Cash                                                                                     --                 829                  --
Receivable for:
   Dividends                                                                         23,327                  --              20,359
   Interest                                                                              --             363,737                  --
   Fund shares sold                                                                      --                  --               5,630
   Investments sold                                                                  26,069                  --                  --
   Securities lending income                                                            344                  --               1,911
   Tax reclaim receivable                                                                --                  --               2,563
   Other assets                                                                          88                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                            30,824,383          79,858,078          61,858,212
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                                    5,190,126                  --           8,253,336
   Fund shares redeemed                                                               8,566                  --               4,667
   Investments purchased                                                             45,997                  --                  --
Payable to Investment Advisor                                                        16,816               7,406              35,589
Payable to other affiliates                                                           4,806              16,428               7,918
Payable to Trustees                                                                   4,145               4,788               4,145
Other accrued expenses                                                               32,544              80,778              47,861
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                        5,303,000             109,400           8,353,516
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $  25,521,383       $  79,748,678       $  53,504,696
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                          2,311,084          79,738,272           3,427,033
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share                $       11.04       $        1.00       $       15.61
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $  29,864,472       $  79,748,836       $  59,038,869
   Accumulated net investment income                                                 57,224                  --             673,356
   Accumulated net realized losses on investments
      and foreign currency transactions                                          (6,138,190)               (158)        (14,824,418)
   Net unrealized appreciation on investments
      and foreign currency transactions                                           1,737,877                  --           8,616,889
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                   $  25,521,383       $  79,748,678       $  53,504,696
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   52
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--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                        TOUCHSTONE      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE
                                                                        AGGRESSIVE     CONSERVATIVE      ENHANCED        MODERATE
                                                                            ETF             ETF             ETF             ETF
                                                                           FUND            FUND            FUND            FUND
Assets:
Investments, at cost                                                   $ 22,315,364    $ 26,480,303    $ 21,428,608    $ 65,706,403
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $    267,582    $    288,488    $      4,458    $    568,304
Non-affiliated securities, at market value                               21,823,662      27,246,395      22,266,011      62,527,235
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $4,347,637, $4,738,288,              $ 22,091,244    $ 27,534,883    $ 22,270,469    $ 63,095,539
      $4,808,079 and $10,218,990 of securities loaned for
      the Aggressive ETF Fund, Conservative ETF Fund,
      Enhanced ETF Fund and Moderate ETF Fund, respectively.
Receivable for:
   Dividends                                                                  8,724          35,138           1,464          56,341
   Fund shares sold                                                              --          41,676              --          40,549
   Investments sold                                                              --              --         234,008         155,950
   Securities lending income                                                  1,387           2,325           1,993           4,119
   Other assets                                                               4,032              --           3,995              --
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    22,105,387      27,614,022      22,511,929      63,352,498
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                            4,500,171       4,880,213       4,992,362      10,574,294
   Fund shares redeemed                                                       3,093              --           9,167           6,767
   Investments purchased                                                     91,470          61,665          62,131         194,755
Payable to Investment Advisor                                                 3,286           3,612           4,783          18,204
Payable to other affiliates                                                   3,753           3,646           3,801           4,916
Payable to Trustees                                                           4,145           4,145           4,145           4,145
Other accrued expenses                                                       29,729          34,717          32,169          45,129
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                4,635,647       4,987,998       5,108,558      10,848,210
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 17,469,740    $ 22,626,024    $ 17,403,371    $ 52,504,288
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  1,904,998       2,075,373       2,370,489       4,770,284
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share         $       9.17    $      10.90    $       7.34    $      11.01
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $ 19,799,945    $ 22,945,444    $ 26,852,433    $ 58,934,944
   Accumulated net investment income                                        297,188         504,733         269,875       1,128,898
   Accumulated net realized losses on investments                        (2,403,273)     (1,878,733)    (10,560,798)     (4,948,690)
   Net unrealized appreciation (depreciation) on investments               (224,120)      1,054,580         841,861      (2,610,864)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 17,469,740    $ 22,626,024    $ 17,403,371    $ 52,504,288
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           53
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2009

                                                                        TOUCHSTONE                                      TOUCHSTONE
                                                                        BARON SMALL     TOUCHSTONE      TOUCHSTONE       LARGE CAP
                                                                        CAP GROWTH       CORE BOND      HIGH YIELD      CORE EQUITY
                                                                           FUND            FUND            FUND            FUND
Investment income:
   Dividends from affiliated securities                                $      5,240    $     37,994    $     19,453    $      9,761
   Dividends from non-affiliated securities(a)                               67,648          13,726           5,611       1,252,128
   Interest                                                                      --       1,650,408       2,984,351              --
   Income from securities loaned                                             44,735             466          17,615          27,410
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                               117,623       1,702,594       3,027,030       1,289,299
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                 166,608         200,433         154,889         349,602
   Administration fees                                                       31,735          72,885          61,956         107,571
   Compliance fees and expenses                                               2,578           3,422           3,028           3,538
   Custody fees                                                                 198             833             395             899
   Professional fees                                                         16,826          19,243          18,610          20,358
   Shareholder servicing fees                                                38,082          29,154          40,271          53,784
   Transfer agent fees                                                       20,100          20,100          20,101          20,096
   Trustee fees                                                               6,462           6,463           6,462           6,610
   Other expenses                                                             4,722          20,677          19,129           6,909
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        287,311         373,210         324,841         569,367
      Fees waived by the Administrator                                      (31,735)         (8,770)           (241)        (31,415)
      Expenses reimbursed by the Investment Advisor                          (9,554)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          246,022         364,440         324,600         537,952
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (128,399)      1,338,154       2,702,430         751,347
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                 (472,955)      1,268,713      (1,771,133)     (9,400,421)
   Net change in unrealized appreciation/depreciation on investments      5,085,482       2,447,479      10,299,698      20,749,848
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                          4,612,527       3,716,192       8,528,565      11,349,427
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  4,484,128    $  5,054,346    $ 11,230,995    $ 12,100,774
====================================================================================================================================

(a)   Net of foreign tax withholding of:                               $         --    $         --    $         --    $      9,696

The accompanying notes are an integral part of the financial statements.

   54
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--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                                  TOUCHSTONE        TOUCHSTONE          TOUCHSTONE
                                                                                    MID CAP            MONEY           THIRD AVENUE
                                                                                    GROWTH            MARKET               VALUE
                                                                                     FUND              FUND                FUND
Investment income:
   Dividends from affiliated securities                                          $      5,513       $         --       $     37,618
   Dividends from non-affiliated securities(a)                                        288,770                 --          1,168,347
   Interest                                                                                --          1,952,144                 --
   Income from securities loaned                                                       14,344                 --             52,479
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                         308,627          1,952,144          1,258,444
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                           173,033            206,753            436,961
   Administration fees                                                                 43,259            229,363            109,241
   Compliance fees and expenses                                                         2,546              6,709              3,789
   Custody fees                                                                           183              2,725              3,562
   Money market insurance                                                                  --             47,551                 --
   Professional fees                                                                   18,771             30,233             20,698
   Shareholder servicing fees - Class I                                                30,281            171,390            120,164
   Shareholder servicing fees - Class SC                                                   --             69,562                 --
   Transfer agent fees                                                                 20,182             20,101             20,182
   Trustee fees                                                                         6,487              9,187              6,488
   Other expenses                                                                       7,346             34,124             12,944
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                                  302,088            827,698            734,029
      Fees waived by the Administrator                                                (43,259)            (5,188)          (109,241)
      Expenses reimbursed by the Investment Advisor                                    (7,426)                --             (5,032)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                    251,403            822,510            619,756
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  57,224          1,129,634            638,688
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                                  (2,439,965)               849        (10,652,440)
      Foreign currency                                                                     --                 --            (11,492)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   (2,439,965)               849        (10,663,932)
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments                9,533,445                 --         25,086,833
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                                    7,093,480                849         14,422,901
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  7,150,704       $  1,130,483       $ 15,061,589
====================================================================================================================================

(a)   Net of foreign tax withholding of:                                         $         27       $         --       $     61,395

The accompanying notes are an integral part of the financial statements.

                                                                           55
                                                                           -----

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                           TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                                                           AGGRESSIVE    CONSERVATIVE     ENHANCED       MODERATE
                                                                               ETF            ETF            ETF            ETF
                                                                              FUND           FUND           FUND           FUND
INVESTMENT INCOME:
   Dividends from affiliated securities                                   $      1,904   $      1,986   $      1,189   $      4,560
   Dividends from non-affiliated securities                                    383,903        632,694        384,501      1,447,728
   Income from securities loaned                                                15,566         21,147         20,456         39,266
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                  401,373        655,827        406,146      1,491,554
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                     55,869         80,632         72,753        193,560
   Administration fees                                                          27,935         40,316         36,377         96,847
   Compliance fees and expenses                                                  2,695          2,872          2,500          3,733
   Custody fees                                                                    174            252            227            494
   Professional fees                                                            17,339         18,238         18,729         19,936
   Shareholder servicing fees - Class I                                         29,801         42,931         43,438         86,829
   Shareholder servicing fees - Class SC                                         5,078          7,397          1,997         12,412
   Transfer agent fees                                                          20,100         20,182         20,099         20,211
   Trustees fees                                                                 6,463          6,486          6,463          6,822
   Other expenses                                                                5,115          5,411          4,875          7,506
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                           170,569        224,717        207,458        448,350
      Fees waived by the Administrator                                         (27,935)       (40,316)       (36,377)       (85,163)
      Fees waived and/or expenses reimbursed by the Advisor                    (37,858)       (33,306)       (34,805)            --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                             104,776        151,095        136,276        363,187
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          296,597        504,732        269,870      1,128,367
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on investments                                      (2,168,709)    (1,263,994)    (2,812,766)    (3,528,439)
      Net change in unrealized appreciation/depreciation on investments      4,787,900      2,960,608      5,715,196     10,009,515
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                             2,619,191      1,696,614      2,902,430      6,481,076
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  2,915,788   $  2,201,346   $  3,172,300   $  7,609,443
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   56
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--------------------------------
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--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               TOUCHSTONE                      TOUCHSTONE                      TOUCHSTONE
                                             BARON SMALL CAP                    CORE BOND                      HIGH YIELD
                                               GROWTH FUND                        FUND                            FUND
                                       ----------------------------    ----------------------------    ----------------------------
                                         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                          YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                          ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2009            2008            2009            2008            2009            2008
FROM OPERATIONS:
   Net investment income (loss)        $   (128,399)   $   (104,576)   $  1,338,154    $  1,875,563    $  2,702,430    $  2,027,665
   Net realized gain (loss) on
     investments                           (472,955)     (1,600,432)      1,268,713        (328,508)     (1,771,133)       (758,200)
   Net change in unrealized
     appreciation/depreciation
     on investments                       5,085,482      (6,131,217)      2,447,479      (2,926,808)     10,299,698      (7,182,895)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations             4,484,128      (7,836,225)      5,054,346      (1,379,753)     11,230,995      (5,913,430)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         --              --      (1,889,191)     (1,783,848)     (2,027,665)     (2,349,654)
   Realized capital gains                        --      (3,402,506)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --      (3,402,506)     (1,889,191)     (1,783,848)     (2,027,665)     (2,349,654)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold              6,798,776       2,515,962       2,856,635       6,743,080      16,823,773      22,487,185
   Reinvestment of dividends and
     distributions                               --       3,402,506       1,889,191       1,783,849       2,027,664       2,349,655
   Cost of shares redeemed               (5,196,619)     (6,652,418)     (4,760,104)     (9,575,212)    (22,098,046)    (15,411,019)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  share transactions                      1,602,157        (733,950)        (14,278)     (1,048,283)     (3,246,609)      9,425,821
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  6,086,285     (11,972,681)      3,150,877      (4,211,884)      5,956,721       1,162,737
NET ASSETS:
   Beginning of year                     14,243,171      26,215,852      35,435,416      39,647,300      29,081,231      27,918,494
------------------------------------------------------------------------------------------------------------------------------------
   End of year                         $ 20,329,456    $ 14,243,171    $ 38,586,293    $ 35,435,416    $ 35,037,952    $ 29,081,231
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income      $        244    $        244    $  1,536,202    $  1,889,191    $  2,820,989    $  2,027,665
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           57
                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                TOUCHSTONE                     TOUCHSTONE
                                                                                 LARGE CAP                   MID CAP GROWTH
                                                                             CORE EQUITY FUND                     FUND
                                                                       ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                          YEAR            YEAR            YEAR            YEAR
                                                                          ENDED           ENDED           ENDED           ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           2009            2008            2009            2008
FROM OPERATIONS:
   Net investment income                                               $    751,347    $    761,831    $     57,224    $     22,151
   Net realized loss on investments                                      (9,400,421)     (6,812,912)     (2,439,965)     (3,005,563)
   Net change in unrealized appreciation/depreciation on investments     20,749,848     (19,314,678)      9,533,445     (12,379,160)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    12,100,774     (25,365,759)      7,150,704     (15,362,572)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (761,831)       (499,159)        (22,151)             --
   Realized capital gains                                                        --      (3,349,815)             --      (5,702,417)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                          (761,831)     (3,848,974)        (22,151)     (5,702,417)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                                             12,738,129       4,874,772       3,113,706       3,273,356
   Reinvestment of dividends and distributions                              761,831       3,848,972          22,152       5,702,417
   Proceeds from shares issued in connection with acquisition(a)                 --      63,380,471              --              --
   Cost of shares redeemed                                              (10,787,158)    (18,987,125)     (5,456,457)    (13,553,155)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share transactions                           2,712,802      53,117,090      (2,320,599)     (4,577,382)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  14,051,745      23,902,357       4,807,954     (25,642,371)
NET ASSETS:
   Beginning of year                                                     49,264,589      25,362,232      20,713,429      46,355,800
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                         $ 63,316,334    $ 49,264,589    $ 25,521,383    $ 20,713,429
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $    751,347    $    761,831    $     57,224    $     22,151
====================================================================================================================================

(a)   See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

   58
-----

--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                               TOUCHSTONE                       TOUCHSTONE
                                                                              MONEY MARKET                     THIRD AVENUE
                                                                                  FUND                          VALUE FUND
                                                                      -----------------------------   -----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                           YEAR           YEAR            YEAR            YEAR
                                                                          ENDED           ENDED           ENDED           ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2009(a)          2008            2009            2008
FROM OPERATIONS:
   Net investment income                                              $   1,129,634   $   3,852,800   $     638,688   $   1,001,538
   Net realized gain (loss) on:
      Investments                                                               849              --     (10,652,440)      1,686,607
      Foreign currency                                                           --              --         (11,492)           (101)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                849              --     (10,663,932)      1,686,506
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments             --              --      25,086,833     (42,348,407)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     1,130,483       3,852,800      15,061,589     (39,660,363)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                          (693,334)     (1,553,396)       (977,362)     (1,369,720)
   Net investment income, Class SC                                         (436,300)     (2,299,404)             --              --
   Realized capital gains, Class I                                               --              --      (3,380,340)    (10,752,926)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (1,129,634)     (3,852,800)     (4,357,702)    (12,122,646)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                            135,344,659      66,890,577       4,407,927       8,202,184
   Reinvestment of dividends and distributions                              690,535       1,551,365       4,357,704      12,122,649
   Cost of shares redeemed                                             (109,071,564)    (60,640,101)    (24,073,567)    (31,150,402)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                  26,963,630       7,801,841     (15,307,936)    (10,825,569)
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                             23,035,799     104,207,881              --              --
   Reinvestment of dividends and distributions                              430,742       2,298,410              --              --
   Cost of shares redeemed                                             (113,748,510)    (71,814,146)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                (90,281,969)     34,692,145              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (63,317,490)     42,493,986      (4,604,049)    (62,608,578)
NET ASSETS:
   Beginning of year                                                    143,066,168     100,572,182      58,108,745     120,717,323
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                        $  79,748,678   $ 143,066,168   $  53,504,696   $  58,108,745
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                     $          --   $          --   $     673,356   $     977,362
====================================================================================================================================

(a)   Class SC represents the period from January 1, 2009 through April 26,
      2009.

The accompanying notes are an integral part of the financial statements.

                                                                           59
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                  TOUCHSTONE                    TOUCHSTONE
                                                                                AGGRESSIVE ETF                CONSERVATIVE ETF
                                                                                     FUND                          FUND
                                                                          ---------------------------   ---------------------------
                                                                            FOR THE        FOR THE        FOR THE        FOR THE
                                                                             YEAR           YEAR           YEAR           YEAR
                                                                             ENDED          ENDED          ENDED          ENDED
                                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2009(a)         2008          2009(a)         2008
FROM OPERATIONS:
   Net investment income                                                  $    296,597   $    371,904   $    504,732   $    719,602
   Net realized gain (loss) on investments                                  (2,168,709)        43,577     (1,263,994)      (337,588)
   Net change in unrealized appreciation/depreciation on investments         4,787,900     (6,036,298)     2,960,608     (2,554,010)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        2,915,788     (5,620,817)     2,201,346     (2,171,996)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                             (371,904)      (225,423)      (719,618)      (349,665)
   Net investment income, Class SC                                                  --       (180,865)            --       (313,975)
   Realized capital gains, Class I                                            (228,228)      (762,241)      (217,064)      (267,859)
   Realized capital gains, Class SC                                                 --       (601,724)            --       (259,598)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                             (600,132)    (1,770,253)      (936,682)    (1,191,097)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                                11,277,511        354,389     13,883,940      2,197,753
   Reinvestment of dividends and distributions                                 600,132        987,664        936,682        617,524
   Cost of shares redeemed                                                    (816,950)    (2,333,846)    (3,022,766)    (6,283,909)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                     11,060,693       (991,793)    11,797,856     (3,468,632)
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                                 2,169,026      2,284,922        707,710      6,779,187
   Reinvestment of dividends and distributions                                      --        782,589             --        573,572
   Cost of shares redeemed                                                 (11,317,860)    (1,133,381)   (11,675,336)    (2,819,829)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                    (9,148,834)     1,934,130    (10,967,626)     4,532,930
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      4,227,515     (6,448,733)     2,094,894     (2,298,795)
NET ASSETS:
   Beginning of year                                                        13,242,225     19,690,958     20,531,130     22,829,925
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                            $ 17,469,740   $ 13,242,225   $ 22,626,024   $ 20,531,130
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                         $    297,168   $    374,539   $    504,733   $    720,602
====================================================================================================================================

(a)   Class SC represents the period from January 1, 2009 through April 26,
      2009.

The accompanying notes are an integral part of the financial statements.

   60
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                                  TOUCHSTONE                   TOUCHSTONE
                                                                                 ENHANCED ETF                 MODERATE ETF
                                                                                     FUND                          FUND
                                                                          ---------------------------   ---------------------------
                                                                             FOR THE        FOR THE        FOR THE        FOR THE
                                                                              YEAR           YEAR           YEAR           YEAR
                                                                              ENDED          ENDED          ENDED          ENDED
                                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2009(a)         2008          2009(a)         2008
FROM OPERATIONS:
   Net investment income                                                  $    269,870   $    512,143   $  1,128,367   $  1,603,350
   Net realized loss on investments                                         (2,812,766)    (7,715,153)    (3,528,439)    (1,314,636)
   Net change in unrealized appreciation/depreciation on investments         5,715,196     (4,525,410)    10,009,515    (14,564,489)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                        3,172,300    (11,728,420)     7,609,443    (14,275,775)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                             (512,143)      (468,633)    (1,603,350)      (699,181)
   Net investment income, Class SC                                                  --        (68,590)            --       (352,694)
   Realized capital gains, Class I                                                  --     (6,172,466)            --       (519,160)
   Realized capital gains, Class SC                                                 --       (879,250)            --       (260,072)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                             (512,143)    (7,588,939)    (1,603,350)    (1,831,107)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                                 3,098,780        449,740     20,700,506      4,085,751
   Reinvestment of dividends and distributions                                 512,143      6,641,099      1,604,021      1,218,339
   Proceeds from shares issued in connection with merger(b)                         --             --             --     24,321,868
   Cost of shares redeemed                                                  (6,136,584)    (9,994,273)    (4,076,597)   (14,183,288)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                     (2,525,661)    (2,903,434)    18,227,930     15,442,670
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                                    51,481      1,095,900        825,177      7,318,605
   Reinvestment of dividends and distributions                                      --        947,840             --        612,765
   Cost of shares redeemed                                                  (5,195,370)    (1,046,439)   (22,856,001)    (5,202,633)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                    (5,143,889)       997,301    (22,030,824)     2,728,737
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (5,009,393)   (21,223,492)     2,203,199      2,064,525
NET ASSETS:
   Beginning of year                                                        22,412,764     43,636,256     50,301,089     48,236,564
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                            $ 17,403,371   $ 22,412,764   $ 52,504,288   $ 50,301,089
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                         $    269,875   $    529,579   $  1,128,898   $  1,606,733
====================================================================================================================================

(a)   Class SC represents the period from January 1, 2009 through April 26,
      2009.

(b)   See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

                                                                           61
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:


TOUCHSTONE BARON SMALL CAP GROWTH FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $    10.08     $    20.52     $    22.86     $    19.89     $    18.47
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                           (0.08)         (0.07)         (0.16)         (0.11)         (0.21)
   Net realized and unrealized gain (loss) on investments         3.40          (7.11)          0.87           3.75           1.63
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            3.32          (7.18)          0.71           3.64           1.42
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gains                                           --          (3.26)         (3.05)         (0.67)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    13.40     $    10.08     $    20.52     $    22.86     $    19.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  32.94%        (33.64%)         2.76%         18.26%          7.69%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   20,329     $   14,243     $   26,216     $   29,103     $   27,443
Ratios to average net assets:
   Net expenses                                                   1.55%          1.55%          1.49%          1.51%          1.54%
   Net investment loss                                           (0.81%)        (0.51%)        (0.71%)        (0.51%)        (1.15%)
Portfolio turnover                                                   9%             7%            19%            19%            14%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     9.49     $    10.33     $    10.24     $    10.28     $    10.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.39           0.54           0.46           0.50           0.40
   Net realized and unrealized gain (loss) on investments         1.02          (0.88)          0.10          (0.08)         (0.23)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.41          (0.34)          0.56           0.42           0.17
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.48)         (0.50)         (0.47)         (0.46)            --
   Distributions in excess of net investment income              (0.05)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.53)         (0.50)         (0.47)         (0.46)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    10.37     $     9.49     $    10.33     $    10.24     $    10.28
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  14.90%         (3.26%)         5.45%          4.05%          1.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   38,586     $   35,435     $   39,647     $   37,358     $   39,049
Ratios to average net assets:
   Net expenses                                                   1.00%          1.00%          0.75%          0.75%          0.75%
   Net investment income                                          3.67%          4.75%          4.67%          4.41%          3.76%
Portfolio turnover                                                 422%           171%           283%           231%           149%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

   62
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE HIGH YIELD FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     5.52     $     7.94     $     8.54     $     8.53     $     8.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.67           0.21           0.87           0.61           0.61
   Net realized and unrealized gain (loss) on investments         1.92          (2.14)         (0.72)          0.06          (0.34)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                         2.59          (1.93)          0.15           0.67           0.27
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.47)         (0.49)         (0.75)         (0.66)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     7.64     $     5.52     $     7.94     $     8.54     $     8.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  46.90%        (24.31%)         1.78%          7.90%          3.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   35,038     $   29,081     $   27,918     $   37,361     $   37,853
Ratios to average net assets:
   Net expenses                                                   1.05%          1.05%          0.80%          0.80%          0.80%
   Net investment income                                          8.72%          8.01%          6.88%          6.84%          6.91%
Portfolio turnover                                                  61%            52%            62%            46%            69%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     6.69     $    11.22     $    10.99     $     8.88     $     9.16
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.09          (0.05)          0.24           0.28           0.20
   Net realized and unrealized gain (loss) on investments         1.52          (3.92)          0.35           2.08          (0.48)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                         1.61          (3.97)          0.59           2.36          (0.28)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.10)         (0.07)         (0.25)         (0.25)            --
   Realized capital gains                                           --          (0.49)         (0.11)            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.10)         (0.56)         (0.36)         (0.25)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     8.20     $     6.69     $    11.22     $    10.99     $     8.88
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  24.06%        (35.20%)         5.32%         26.57%         (3.06%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   63,316     $   49,265     $   25,362     $   26,285     $   25,360
Ratios to average net assets:
   Net expenses                                                   1.00%          1.00%          0.75%          0.75%          0.75%
   Net investment income                                          1.40%          1.42%          1.91%          2.31%          2.23%
Portfolio turnover                                                  38%            81%           124%            53%            48%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

                                                                           63
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     7.95     $    18.55     $    19.38     $    17.63     $    20.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.03           0.02          (0.05)         (0.09)         (0.08)
   Net realized and unrealized gain (loss) on investments         3.07          (7.54)          2.85           2.95           3.28
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                         3.10          (7.52)          2.80           2.86           3.20
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.01)            --             --             --             --
   Realized capital gains                                           --          (3.08)         (3.63)         (1.11)         (6.46)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.01)         (3.08)         (3.63)         (1.11)         (6.46)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    11.04     $     7.95     $    18.55     $    19.38     $    17.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  38.99%        (39.70%)        14.43%         16.18%         15.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   25,521     $   20,713     $   46,356     $   35,216     $   33,511
Ratios to average net assets:
   Net expenses                                                   1.16%          1.16%          1.15%          1.15%          1.15%
   Net investment income (loss)                                   0.26%          0.06%         (0.29%)        (0.49%)        (0.50%)
Portfolio turnover                                                  71%            73%            83%           104%            70%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.01           0.03           0.05           0.05           0.03
   Net realized and unrealized loss on investments               (0.00)(b)         --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                         0.01           0.03           0.05           0.05           0.03
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.01)         (0.03)         (0.05)         (0.05)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                   0.88%          2.99%          5.17%          4.94%          3.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   79,749     $   52,790     $   44,988     $   37,256     $   42,614
Ratios to average net assets:
   Net expenses                                                   0.71%(c)       0.65%          0.28%          0.28%          0.28%
   Net investment income                                          0.80%          2.94%          5.06%          4.82%          3.13%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

   64
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                 FOR THE
                                                  PERIOD                          FOR THE YEAR ENDED DECEMBER 31,
                                                   ENDED        --------------------------------------------------------------------
                                            APRIL 26, 2009(d)      2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD        $      1.00         $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.00(b)             0.03          0.05          0.05          0.03          0.01
   Net realized and unrealized gain
     on investments                                0.00(b)               --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations          0.00                0.03          0.05          0.05          0.03          0.01
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           0.00(b)            (0.03)        (0.05)        (0.05)        (0.03)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $      1.00         $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                    1.56%(e)            2.93%         4.90%         4.66%         2.90%         1.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $   138,211         $    90,276   $    55,584   $    39,111   $    37,342   $    25,727
Ratios to average net assets:
   Net expenses                                    0.74%(e)(f)         0.71%         0.54%         0.54%         0.54%         0.54%
   Net investment income                           1.57%(e)            2.86%         4.80%         4.61%         2.89%         1.06%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                              2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                         $    12.93     $    26.70     $    29.24     $    26.89     $    23.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.26           0.23           0.30           0.22           0.11
   Net realized and unrealized
      gain (loss) on investments                                 3.78         (10.68)         (0.79)          4.05           3.98
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        4.04         (10.45)         (0.49)          4.27           4.09
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                                        (0.29)         (0.31)         (0.20)         (0.11)          0.00(b)
   Realized capital gains                                       (1.07)         (3.01)         (1.85)         (1.81)         (0.71)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                         (1.36)         (3.32)         (2.05)         (1.92)         (0.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    15.61     $    12.93     $    26.70     $    29.24     $    26.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                 31.39%        (38.50%)        (1.79%)        15.87%         17.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   53,505     $   58,109     $  120,717     $  125,330     $  117,142
Ratios to average net assets:
   Net expenses                                                  1.13%          1.06%          1.05%          1.05%          1.05%
   Net investment income                                         1.17%          1.08%          1.03%          0.77%          0.48%
Portfolio turnover                                                  4%            12%            18%            10%            17%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

                                                                           65
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     7.80     $    12.70     $    12.65     $    11.30     $    10.80
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.09)          0.26           0.40           0.24           0.13
   Net realized and unrealized gain (loss) on investments         1.78          (4.00)          0.25           1.29           0.37
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.69          (3.74)          0.65           1.53           0.50
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.20)         (0.25)         (0.22)         (0.12)            --
   Realized capital gains                                        (0.12)         (0.91)         (0.38)         (0.06)            --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.32)         (1.16)         (0.60)         (0.18)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     9.17     $     7.80     $    12.70     $    12.65     $    11.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  21.72%        (29.12%)         5.12%         13.52%          4.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   17,470     $    7,361     $   12,610     $   17,171     $   14,845
Ratios to average net assets:
   Net expenses                                                   0.75%          0.75%          0.50%          0.50%          0.50%
   Net investment income                                          2.18%          2.15%          1.86%          1.94%          1.80%
Portfolio turnover                                                  45%            20%            39%            33%            38%
------------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                                                                         FOR THE
                                                                       FOR THE               FOR THE YEAR                PERIOD
                                                                       PERIOD               ENDED DECEMBER 31,            ENDED
                                                                        ENDED           ------------------------       DECEMBER 31,
                                                                   APRIL 26, 2009(d)        2008           2007           2006(g)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    7.77         $   12.65      $   12.64      $   11.69
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.05              0.23           0.21           0.09
   Net realized and unrealized gain (loss) on investments                 (0.31)            (3.95)          0.40           1.04
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                    (0.26)            (3.72)          0.61           1.13
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     --             (0.25)         (0.22)         (0.12)
   Realized capital gains                                                    --             (0.91)         (0.38)         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                      --             (1.16)         (0.60)         (0.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    7.51         $    7.77      $   12.65      $   12.64
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                           (3.35%)(h)       (29.08%)         4.79%          9.65%(h)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                    $   7,431         $   5,881      $   7,081      $   1,728
Ratios to average net assets:
   Net expenses                                                            0.75%(e)          0.75%          0.75%          0.75%(e)
   Net investment income                                                   1.79%(e)          2.28%          2.01%          3.45%(e)
Portfolio turnover                                                           45%               20%            39%            33%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

   66
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $    10.17     $    11.92     $    11.50     $    10.72     $    10.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.04)          0.53           0.35           0.22           0.16
   Net realized and unrealized gain (loss) on investments         1.24          (1.67)          0.31           0.65           0.19
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.20          (1.14)          0.66           0.87           0.35
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.36)         (0.34)         (0.20)         (0.08)            --
   Realized capital gains                                        (0.11)         (0.27)         (0.04)         (0.01)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.47)         (0.61)         (0.24)         (0.09)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    10.90     $    10.17     $    11.92     $    11.50     $    10.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  11.79%         (9.49%)         5.76%          8.15%          3.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   22,626     $   10,835     $   16,197     $   14,213     $    8,098
Ratios to average net assets:
   Net expenses                                                   0.75%          0.75%          0.50%          0.50%          0.50%
   Net investment income                                          2.61%          3.10%          3.24%          3.19%          3.01%
Portfolio turnover                                                  40%            39%            23%            14%            19%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                                                                         FOR THE
                                                                        FOR THE              FOR THE YEAR                PERIOD
                                                                        PERIOD              ENDED DECEMBER 31,            ENDED
                                                                         ENDED          ------------------------       DECEMBER 31,
                                                                    APRIL 26, 2009(d)      2008           2007            2006(g)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   10.13         $   11.88      $   11.49      $   10.88
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.06              0.29           0.26           0.11
   Net realized and unrealized gain (loss) on investments                 (0.18)            (1.43)          0.37           0.59
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                    (0.12)            (1.14)          0.63           0.70
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     --             (0.34)         (0.20)         (0.08)
   Realized capital gains                                                    --             (0.27)         (0.04)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                      --             (0.61)         (0.24)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   10.01         $   10.13      $   11.88      $   11.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                           (1.18%)(h)        (9.52%)         5.47%          6.46%(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                    $   9,606         $   9,696      $   6,633      $   2,961
Ratios to average net assets:
   Net expenses                                                            0.75%(e)          0.75%          0.75%          0.75%(e)
   Net investment income                                                   1.88%(e)          3.35%          3.16%          3.87%(e)
Portfolio turnover                                                           40%               39%            23%            14%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

                                                                           67
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     6.19     $    13.88     $    13.73     $    11.98     $    11.30
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.17           0.13           0.21           0.13           0.05
   Net realized and unrealized gain (loss) on investments         1.20          (4.69)          0.35           1.71           0.63
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.37          (4.56)          0.56           1.84           0.68
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.22)         (0.15)         (0.17)         (0.03)            --
   Realized capital gains                                           --          (2.98)         (0.24)         (0.06)            --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.22)         (3.13)         (0.41)         (0.09)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     7.34     $     6.19     $    13.88     $    13.73     $    11.98
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  22.17%        (31.40%)         4.03%         15.38%          6.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   17,403     $   19,557     $   39,526     $   47,264     $   26,864
Ratios to average net assets:
   Net expenses                                                   0.75%          0.75%          0.50%          0.50%          0.50%
   Net investment income                                          1.50%          1.54%          1.13%          1.26%          1.09%
Portfolio turnover                                                  75%            78%            88%            62%            64%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                                                                         FOR THE
                                                                        FOR THE              FOR THE YEAR                PERIOD
                                                                        PERIOD              ENDED DECEMBER 31,            ENDED
                                                                         ENDED          ------------------------       DECEMBER 31,
                                                                    APRIL 26, 2009(d)      2008           2007            2006(g)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    6.18         $   13.85      $   13.72      $   12.45
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.02              0.13           0.07           0.11
   Net realized and unrealized gain (loss) on investments                 (0.19)            (4.67)          0.45           1.25
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                    (0.17)            (4.54)          0.52           1.36
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     --             (0.15)         (0.15)         (0.03)
   Realized capital gains                                                    --             (2.98)         (0.24)         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                      --             (3.13)         (0.39)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    6.01         $    6.18      $   13.85      $   13.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                           (2.75%)(h)       (31.32%)         3.74%         10.94%(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                    $   2,594         $   2,856      $   4,110      $   1,407
Ratios to average net assets:
   Net expenses                                                            0.75%(e)          0.75%          0.75%          0.75%(e)
   Net investment income                                                   1.08%(e)          1.61%          1.20%          3.29%(e)
Portfolio turnover                                                           75%               78%            88%            62%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

   68
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                               2009           2008           2007           2006           2005
NET ASSET VALUE, BEGINNING OF YEAR                          $     9.67     $    12.60     $    12.21     $    11.11     $    10.69
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.19           0.17           0.33           0.22           0.14
   Net realized and unrealized gain (loss) on investments         1.50          (2.74)          0.31           1.00           0.28
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                            1.69          (2.57)          0.64           1.22           0.42
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.35)         (0.21)         (0.16)         (0.10)            --
   Realized capital gains                                           --          (0.15)         (0.09)         (0.02)            --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                          (0.35)         (0.36)         (0.25)         (0.12)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    11.01     $     9.67     $    12.60     $    12.21     $    11.11
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                  17.44%        (20.34%)         5.24%         10.97%          3.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   52,504     $   33,476     $   29,017     $   27,991     $   19,137
Ratios to average net assets:
   Net expenses                                                   0.75%          0.75%          0.50%          0.50%          0.50%
   Net investment income                                          2.37%          2.85%          2.59%          2.57%          2.48%
Portfolio turnover                                                  24%            29%            12%            15%            21%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                                                                         FOR THE
                                                                        FOR THE              FOR THE YEAR                PERIOD
                                                                        PERIOD              ENDED DECEMBER 31,            ENDED
                                                                         ENDED          ------------------------       DECEMBER 31,
                                                                    APRIL 26, 2009(d)      2008           2007            2006(g)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $    9.63         $   12.55      $   12.18      $   11.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                                   0.06              0.31           0.20           0.10
   Net realized and unrealized gain (loss) on investments                 (0.28)            (2.87)          0.41           0.81
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                    (0.22)            (2.56)          0.61           0.91
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     --             (0.21)         (0.15)         (0.10)
   Realized capital gains                                                    --             (0.15)         (0.09)         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                      --             (0.36)         (0.24)         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $    9.41         $    9.63      $   12.55      $   12.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                                           (2.28%)(h)       (20.35%)         4.99%          7.98%(h)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                    $  16,186         $  16,825      $  19,220      $   1,762
Ratios to average net assets:
   Net expenses                                                            0.75%(e)          0.75%          0.75%          0.75%(e)
   Net investment income                                                   1.94%(e)          2.74%          2.92%          3.73%(e)
Portfolio turnover                                                           24%               29%            12%            15%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 69.

The accompanying notes are an integral part of the financial statements.

                                                                           69
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the return would be lower.

(b)   Less than $0.01 per share.

(c) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.

(d)   On April 27, 2009, Class SC shares were exchanged for Class I shares.

(e)   Annualized.

(f) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.68%.

(g) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

(h)   Not annualized.

The accompanying notes are an integral part of the financial statements.

70
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2009

1. Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Baron Small Cap Growth Fund, Touchstone Core Bond Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2009, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

Prior to April 27, 2009, the Funds were registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offered two classes of shares: Class I shares and Class SC shares. Effective April 27, 2009, Class SC shares were exchanged for Class I shares and all Funds now offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SHARE VALUATION. The net asset value per share is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith by the Advisor under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                                           71
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current (GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2009, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

   72
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2009, the following Funds loaned securities and received collateral as follows:

                                             Fair Value of        Value of
Fund                                      Securities Loaned  Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund        $  4,490,262       $  4,649,106
Touchstone High Yield Fund                    $    303,689       $    321,195
Touchstone Large Cap Core Equity Fund         $  8,226,921       $  8,491,028
Touchstone Mid Cap Growth Fund                $  5,019,591       $  5,190,126
Touchstone Third Avenue Value Fund            $  7,971,762       $  8,253,336
Touchstone Aggressive ETF Fund                $  4,347,637       $  4,500,171
Touchstone Conservative ETF Fund              $  4,738,288       $  4,880,213
Touchstone Enhanced ETF Fund                  $  4,808,079       $  4,992,362
Touchstone Moderate ETF Fund                  $ 10,218,990       $ 10,574,294

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

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--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Certain Funds may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the year ended December 31, 2009, there were no open forward foreign currency contracts.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

3. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of Western-Southern.

ADVISORY AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund       1.05%
------------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                    0.55% on the first $100 million
                                             0.50% of the next $100 million
                                             0.45% of the next $100 million
                                             0.40% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone High Yield Fund                   0.50% on the first $100 million
                                             0.45% of the next $100 million
                                             0.40% of the next $100 million
                                             0.35% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Large Cap Core Equity Fund        0.65% on the first $100 million
                                             0.60% of the next $100 million
                                             0.55% of the next $100 million
                                             0.50% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund               0.80%
------------------------------------------------------------------------------------------------
Touchstone Money Market Fund                 0.18%
------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund           0.80% on the first $100 million
                                             0.75% of the next $100 million
                                             0.70% of the next $100 million
                                             0.65% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund               0.40% on the first $50 million
Touchstone Conservative ETF Fund             0.38% of the next $50 million
Touchstone Enhanced ETF Fund                 0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
------------------------------------------------------------------------------------------------

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                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
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--------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the year ended December 31, 2009, the following sub-advisory agreements were in place:

TOUCHSTONE BARON SMALL                       BAMCO, Inc.
CAP GROWTH FUND

TOUCHSTONE CORE BOND FUND                    Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND                   Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE LARGE CAP                         Todd/Veredus Asset Management, LLC
CORE EQUITY FUND

TOUCHSTONE MID CAP                           TCW Investment Management
GROWTH FUND                                  Company and Westfield Capital
                                             Management Company LP

TOUCHSTONE MONEY MARKET FUND                 Fort Washington Investment
                                             Advisors, Inc.

TOUCHSTONE THIRD AVENUE                      Third Avenue Management LLC
VALUE FUND

TOUCHSTONE AGGRESSIVE ETF FUND               Todd/Veredus Asset Management, LLC

TOUCHSTONE CONSERVATIVE ETF FUND             Todd/Veredus Asset Management, LLC

TOUCHSTONE ENHANCED ETF FUND                 Todd/Veredus Asset Management, LLC

TOUCHSTONE MODERATE ETF FUND                 Todd/Veredus Asset Management, LLC

Fort Washington Investment Advisors, Inc. is an affiliate of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

TRANSFER AGENT AGREEMENT. The Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan received a minimum annual fee from each Fund through August 31, 2009. Effective September 1, 2009, JPMorgan no longer receives a minimum annual fee from each Fund for its services. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust entered into a Shareholder Servicing Plan for all share classes of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the year ended December 31, 2009, is noted below:

                                                                   SHARE ACTIVITY
                                               ------------------------------------------------------
                                               Balance                                        Balance                     Value
                                               12/31/08      Purchases        Sales          12/31/09      Dividends      12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small
  Cap Growth Fund                                348,169      6,529,452     (5,435,003)      1,442,618    $     5,240    $ 1,442,618

Touchstone Core Bond Fund                      3,226,594     52,636,973    (52,364,013)      3,499,554    $    37,994    $ 3,499,554

Touchstone High Yield Fund                    10,599,230     20,229,746    (30,608,142)        220,834    $    19,453    $   220,834

Touchstone Large Cap
  Core Equity Fund                               731,719     20,390,734    (19,865,632)      1,256,821    $     9,761    $ 1,256,821

Touchstone Mid Cap Growth Fund                   702,185     10,928,418    (11,088,685)        541,918    $     5,513    $   541,918

Touchstone Third Avenue
  Value Fund                                   2,726,733     21,180,343    (22,051,339)      1,855,737    $    37,618    $ 1,855,737

Touchstone Aggressive ETF Fund                   203,258      8,094,126     (8,029,802)        267,582    $     1,904    $   267,582

Touchstone Conservative ETF Fund                      --      8,352,138     (8,063,650)        288,488    $     1,986    $   288,488

Touchstone Enhanced ETF Fund                     362,583      4,806,883     (5,165,008)          4,458    $     1,189    $     4,458

Touchstone Moderate ETF Fund                     561,626     11,603,922    (11,597,244)        568,304    $     4,560    $   568,304

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                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
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--------------------------------------------------------------------------------

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                        Touchstone Baron Small             Touchstone Core
                                                           Cap Growth Fund                    Bond Fund
                                                       For the         For the         For the       For the
                                                         Year           Year             Year          Year
                                                        Ended           Ended           Ended          Ended
                                                     December 31,    December 31,    December 31,   December 31,
                                                         2009            2008            2009           2008
Shares issued                                           581,749         144,391         283,169         655,150
Shares reinvested                                            --         366,649         182,178         187,971
Shares redeemed                                        (477,507)       (375,523)       (479,291)       (947,755)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           104,242         135,517         (13,944)       (104,634)
Shares outstanding, beginning of year                 1,413,205       1,277,688       3,734,892       3,839,526
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                       1,517,447       1,413,205       3,720,948       3,734,892

                                                           Touchstone High              Touchstone Large Cap
                                                             Yield Fund                   Core Equity Fund
                                                        For the        For the         For the       For the
                                                         Year            Year            Year          Year
                                                        Ended           Ended           Ended          Ended
                                                     December 31,    December 31,    December 31,   December 31,
                                                         2009            2008            2009           2008
Shares issued                                         2,713,474       3,356,003       1,798,398         642,613
Shares reinvested                                       265,401         424,892          92,906         590,762
Shares issued in connection with acquisition(a)              --              --              --       6,038,510
Shares redeemed                                      (3,664,252)     (2,023,863)     (1,531,030)     (2,170,202)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (685,377)      1,757,032         360,274       5,101,683
Shares outstanding, beginning of year                 5,271,926       3,514,894       7,362,076       2,260,393
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                       4,586,549       5,271,926       7,722,350       7,362,076


                                                          Touchstone Mid Cap               Touchstone Third
                                                             Growth Fund                  Avenue Value Fund
                                                        For the        For the         For the       For the
                                                         Year            Year            Year          Year
                                                        Ended           Ended           Ended          Ended
                                                     December 31,    December 31,    December 31,   December 31,
                                                         2009            2008            2009           2008
Shares issued                                           327,051         207,161         312,030         367,946
Shares reinvested                                         2,006         753,292         278,470         963,424
Shares redeemed                                        (623,055)       (853,679)     (1,658,939)     (1,357,368)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (293,998)        106,774      (1,068,439)        (25,998)
Shares outstanding, beginning of year                 2,605,082       2,498,308       4,495,472       4,521,470
--------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                       2,311,084       2,605,082       3,427,033       4,495,472

(a)   See Footnote 9 in notes to financial statements.

   78
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--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                        Touchstone Aggressive                              Touchstone Conservative
                                              ETF Fund                                              ETF Fund
                                Class I                     Class SC                    Class I                   Class SC
                       --------------------------  --------------------------  -------------------------  --------------------------
                         For the      For the        For the       For the       For the       For the     For the        For the
                          Year         Year          Period         Year          Year          Year        Period         Year
                          Ended        Ended          Ended         Ended         Ended         Ended        Ended         Ended
                       December 31,  December 31,  December 31,  December 31,  December 31,  December 31, December 31,  December 31,
                           2009          2008         2009(a)       2008          2009           2008        2009(a)        2008
Shares issued           1,408,451       35,365        311,687      199,515      1,351,942       201,601        73,930      597,997
Shares reinvested          65,071      128,022             --      101,831         85,263        60,772            --       56,672
Shares redeemed          (512,452)    (212,623)    (1,069,075)    (103,740)      (427,125)     (555,712)   (1,030,740)    (256,174)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
   (decrease) in
    shares outstanding    961,070      (49,236)      (757,388)     197,606      1,010,080      (293,339)     (956,810)     398,495
Shares outstanding,
   beginning of period    943,928      993,164        757,388      559,782      1,065,293     1,358,632       956,810      558,315
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period        1,904,998      943,928             --      757,388      2,075,373     1,065,293            --      956,810


                                         Touchstone Enhanced                                   Touchstone Moderate
                                              ETF Fund                                              ETF Fund
                                Class I                     Class SC                    Class I                   Class SC
                       --------------------------  --------------------------  -------------------------  --------------------------
                         For the      For the        For the       For the       For the       For the     For the        For the
                          Year         Year          Period         Year          Year          Year        Period         Year
                          Ended        Ended          Ended         Ended         Ended         Ended        Ended         Ended
                       December 31,  December 31,  December 31,  December 31,  December 31,  December 31, December 31,  December 31,
                           2009          2008         2009(a)       2008          2009           2008        2009(a)        2008
Shares issued             503,350       43,884          9,229       94,222      2,144,540       381,842        92,703      619,211
Shares reinvested          69,774    1,114,844             --      159,370        145,696       127,126            --       64,203
Shares issued in
   connection with
   merger(b)                   --           --             --           --             --     1,962,139            --           --
Shares redeemed        (1,359,913)    (849,521)      (471,515)     (88,097)      (981,704)   (1,311,429)   (1,839,702)    (467,390)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
   (decrease)
   in shares
   outstanding           (786,789)     309,207       (462,286)     165,495      1,308,532     1,159,678    (1,746,999)     216,024
Shares outstanding,
   beginning of period  3,157,278    2,848,071        462,286      296,791      3,461,752     2,302,074     1,746,999    1,530,975
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period        2,370,489    3,157,278             --      462,286      4,770,284     3,461,752            --    1,746,999

(a)   Class SC represents the period from January 1, 2009 through April 26,
      2009.

(b)   See Footnote 9 in notes to financial statements.

5. Expense Reductions

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the year ended December 31, 2009, there were no fees reduced by the Custodian. Effective June 1, 2009, the Custody Fee Offset Program was terminated.

                                                                           79
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                                                TOUCHSTONE VARIABLE SERIES TRUST
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--------------------------------------------------------------------------------

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the Administration fees waived by the Administrator and the amount of other expenses reimbursed by the Advisor for each Fund for the year ended December 31, 2009:

                            Touchstone                               Touchstone
                            Baron Small  Touchstone     Touchstone    Large Cap
                            Cap Growth   Core Bond     High Yield    Core Equity
                               Fund         Fund           Fund          Fund
Expense cap                       1.55%        1.00%          1.05%        1.00%
Administration fees waived  $   31,735   $    8,770     $      241   $   31,415
Expenses reimbursed         $    9,554   $       --     $       --   $       --
--------------------------------------------------------------------------------

                                      Touchstone                     Touchstone
                                        Mid Cap       Touchstone    Third Avenue
                                        Growth       Money Market      Value
                                         Fund            Fund         Fund(a)
Expense cap                                 1.17%          0.75%          1.17%
Administration fees waived            $   43,259     $    5,188     $   109,241
Expenses reimbursed                   $    7,426     $       --     $    5,032
--------------------------------------------------------------------------------


                                                     Touchstone   Touchstone   Touchstone     Touchstone
                                                     Aggressive   Aggressive  Conservative   Conservative
                                                      ETF Fund    ETF Fund      ETF Fund       ETF Fund
Expense cap                                               0.75%        0.75%        0.75%           0.75%
Administration fees waived                          $   27,935   $   40,316   $   36,377      $   85,163
Advisory fees waived and/or expenses reimbursed     $   37,858   $   33,306   $   34,805      $       --
---------------------------------------------------------------------------------------------------------

(a)   Effective May 1, 2009, the Fund changed its expense limit from 1.09%.

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 2009 were as follows:

                                 Touchstone
                                 Baron Small       Touchstone        Touchstone
                                 Cap Growth        Core Bond         High Yield
                                    Fund              Fund              Fund
Cost of Purchases               $  1,773,399      $ 32,088,522      $ 20,289,728
Proceeds from Sales             $  1,345,704      $ 35,067,253      $ 16,590,667
--------------------------------------------------------------------------------

                                 Touchstone        Touchstone        Touchstone
                                  Large Cap          Mid Cap        Third Avenue
                                 Core Equity         Growth            Value
                                    Fund              Fund              Fund
Cost of Purchases               $ 22,359,877      $ 14,953,411      $  2,125,965
Proceeds from Sales             $ 20,055,507      $ 17,037,962      $ 20,277,578
--------------------------------------------------------------------------------

                         Touchstone     Touchstone     Touchstone     Touchstone
                         Aggressive    Conservative     Enhanced       Moderate
                          ETF Fund       ETF Fund       ETF Fund       ETF Fund
Cost of Purchases       $ 7,894,722    $ 8,314,051    $13,597,925    $11,656,530
Proceeds from Sales     $ 6,316,914    $ 7,947,949    $21,448,592    $15,942,369
--------------------------------------------------------------------------------
7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2009 and 2008 was as follows:

                                     Touchstone                                                                    Touchstone
                                     Baron Small               Touchstone                Touchstone                 Large Cap
                                      Cap Growth                Core Bond                High Yield                Core Equity
                                        Fund                      Fund                      Fund                      Fund
                                  2009         2008         2009         2008         2009         2008         2009         2008
From ordinary income           $       --   $       --   $1,889,191   $1,783,848   $2,027,665   $2,349,654   $  761,831   $1,038,605
From long-term capital gains           --    3,402,506           --           --           --           --           --    2,810,369
------------------------------------------------------------------------------------------------------------------------------------
                               $       --   $3,402,506   $1,889,191   $1,783,848   $2,027,665   $2,349,654   $  761,831   $3,848,974
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Touchstone                    Touchstone
                                        Touchstone                     Money                      Third Avenue
                                      Mid Cap Growth                   Market                         Value
                                          Fund                          Fund                          Fund
                                   2009           2008           2009           2008           2009          2008
From ordinary income           $    22,151    $ 1,217,508    $ 1,129,634    $ 3,852,800    $   977,362    $ 1,626,068
From long-term capital gains            --      4,484,909             --             --      3,380,340     10,496,578
----------------------------------------------------------------------------------------------------------------------
                               $    22,151    $ 5,702,417    $ 1,129,634    $ 3,852,800    $ 4,357,702    $12,122,646
----------------------------------------------------------------------------------------------------------------------

                                     Touchstone                Touchstone                Touchstone               Touchstone
                                     Aggressive               Conservative                Enhanced                 Moderate
                                        ETF                       ETF                       ETF                       ETF
                                        Fund                      Fund                      Fund                      Fund
                                  2009         2008         2009         2008         2009         2008         2009         2008
From ordinary income           $  371,904   $  406,288   $  719,618   $  669,583   $  512,143   $1,962,696   $1,603,350   $1,051,875
From long-term capital gains      228,228    1,363,965      217,064      521,514           --    5,626,243           --      779,232
------------------------------------------------------------------------------------------------------------------------------------
                               $  600,132   $1,770,253   $  936,682   $1,191,097   $  512,143   $7,588,939   $1,603,350   $1,831,107
------------------------------------------------------------------------------------------------------------------------------------

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The following information is computed on a tax basis for each item as of
December 31, 2009:

                                                            Touchstone                                                  Touchstone
                                                            Baron Small         Touchstone          Touchstone          Large Cap
                                                            Cap Growth           Core Bond          High Yield         Core Equity
                                                               Fund                Fund                Fund                Fund
Tax cost of portfolio investments                          $ 17,535,017        $ 41,926,349        $ 32,966,833        $ 74,981,191
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                                 7,745,467             908,191           2,421,536           3,591,210
Gross unrealized depreciation                                  (234,721)         (1,350,426)           (645,820)         (6,755,721)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                    7,510,746            (442,235)          1,775,716          (3,164,511)
Capital loss carryforward                                    (2,086,510)            (52,692)         (4,467,284)        (17,363,313)
Post October losses                                                  --                  --                  --             (19,026)
Undistributed ordinary income                                        --           1,536,202           2,820,989             751,347
------------------------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)                             $  5,424,236        $  1,041,275        $    129,421        $(19,795,503)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Touchstone          Touchstone
                                                            Touchstone            Money            Third Avenue
                                                           Mid Cap Growth         Market              Value
                                                               Fund                Fund                Fund
Tax cost of portfolio investments                          $ 29,586,166        $ 79,493,512        $ 55,599,808
----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                                 3,382,293                  --          12,957,720
Gross unrealized depreciation                                (2,193,904)                 --          (6,729,779)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                   1,188,389                  --           6,227,941
Capital loss carryforward                                    (5,588,702)               (158)        (14,824,418)
Undistributed ordinary income                                    57,224                  --           3,062,304
----------------------------------------------------------------------------------------------------------------
Accumulated deficit                                        $ (4,343,089)       $       (158)       $ (5,534,173)
----------------------------------------------------------------------------------------------------------------

                                                           Touchstone           Touchstone          Touchstone          Touchstone
                                                           Aggressive          Conservative          Enhanced            Moderate
                                                               ETF                 ETF                 ETF                 ETF
                                                               Fund                Fund                Fund                Fund
Tax cost of portfolio investments                          $ 23,691,207        $ 28,023,030        $ 21,888,946        $ 68,666,110
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                                   942,198             941,715           1,327,800           1,723,254
Gross unrealized depreciation                                (2,542,161)         (1,429,862)           (946,277)         (7,293,825)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                   (1,599,963)           (488,147)            381,523          (5,570,571)
Capital loss carryforward                                    (1,026,841)           (336,006)         (9,994,980)         (1,977,883)
Post October losses                                                  --                  --            (105,480)            (10,570)
Undistributed ordinary income                                   296,597             504,732             269,870           1,128,367
------------------------------------------------------------------------------------------------------------------------------------
Accumulated deficit                                        $ (2,330,207)       $   (319,421)       $ (9,449,067)       $ (6,430,657)
------------------------------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment companies, regulated investment companies, and real estate investment trusts.

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Notes to Financial Statements continued

During the year ended December 31, 2009, the following Funds utilized capital loss carryforwards as follows:

                                         Amount
Core Bond Fund                         $  792,093
Money Market Fund                         244,587

During the year ended December 31, 2009, the Money Market Fund had $243,738 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2009 in the table above expire as follows:

                                                 Amount        Expiration Date
Baron Small Cap Growth Fund                   $    893,256    December 31, 2016
                                                 1,193,254    December 31, 2017
                                              ------------
                                              $  2,086,510
                                              ------------

Core Bond Fund                                $     52,692    December 31, 2016
                                              ------------

High Yield Fund                               $    254,454    December 31, 2010
                                                 1,376,648    December 31, 2011
                                                   935,126    December 31, 2016
                                                 1,901,056    December 31, 2017
                                              ------------
                                              $  4,467,284
                                              ------------

Large Cap Core Equity Fund*                   $  4,692,851    December 31, 2010
                                                 2,118,382    December 31, 2015
                                                 2,591,468    December 31, 2016
                                                 7,960,612    December 31, 2017
                                              ------------
                                              $ 17,363,313
                                              ------------

Mid Cap Growth Fund                           $  1,915,049    December 31, 2016
                                                 3,673,653    December 31, 2017
                                              ------------
                                              $  5,588,702
                                              ------------

Money Market Fund                             $         28    December 31, 2010
                                                       130    December 31, 2011
                                              ------------
                                              $        158
                                              ------------

Third Avenue Value Fund*                      $  1,828,749    December 31, 2010
                                                   216,360    December 31, 2011
                                                    22,282    December 31, 2013
                                                    11,333    December 31, 2014
                                                12,745,694    December 31, 2017
                                              ------------
                                              $ 14,824,418
                                              ------------

Aggressive ETF Fund                           $  1,026,841    December 31, 2017
                                              ------------

Conservative ETF Fund                         $    336,006    December 31, 2017
                                              ------------

Enhanced ETF Fund                             $  3,002,781    December 31, 2016
                                                 6,992,199    December 31, 2017
                                              ------------
                                              $  9,994,980
                                              ------------

Moderate ETF Fund                             $     58,366    December 31, 2015
                                                    64,383    December 31, 2016
                                                 1,855,134    December 31, 2017
                                              ------------
                                              $  1,977,883
                                              ------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

*     A portion of the capital losses may be limited under tax regulations.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

From November 1, 2009 to December 31, 2009, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2010:

                                         Amount
Large Cap Core Equity Fund             $   19,026
Enhanced ETF Fund                         105,480
Moderate ETF Fund                          10,570

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown gains/losses on mortgage backed and asset backed securities, expiration of capital losses, net investment losses, foreign currency gains/losses, gains/losses of passive foreign investment companies, and gains/losses of regulated investment companies. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                    Undistributed
                                    Net Investment    Realized         Paid-In
                                        Income        Gain/Loss        Capital
Baron Small Cap Growth Fund           $ 128,399       $      --       $(128,399)
Core Bond Fund                          198,048        (198,048)             --
High Yield Fund                         118,559        (118,559)             --
Money Market Fund                            --         243,738        (243,738)
Third Avenue Value Fund                  34,668         (34,668)             --
Aggressive ETF Fund                      (2,044)          2,044              --
Conservative ETF Fund                      (983)            983              --
Enhanced ETF Fund                       (17,431)         17,431              --
Moderate ETF Fund                        (2,852)          2,852              --

The funds evaluate tax positions taken or expected to be taken in the course of preparing the funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 - December 31, 2009), and has concluded that no provision for federal income tax is required in the funds' financial statements.

8. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

9. Fund Mergers

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund to the Large Cap Core Equity Fund in exchange for shares of the Large Cap Core Equity Fund and the subsequent liquidation of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund. The Agreement and Plan of Reorganization was approved and the merger took place April 25, 2008.

The merger was approved as follows:

                                                     Number of Votes
                                          --------------------------------------
                                             For          Against        Abstain
Eagle Capital Appreciation Fund           1,166,230        42,543        78,134
Growth & Income Fund                      1,292,858        11,777        68,580
Value Plus Fund                             861,169        11,375        92,826

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                                After
                                                Before Reorganization                      Reorganization
                            ------------------------------------------------------------   --------------
                                Eagle
                               Capital        Growth &         Value         Large Cap       Large Cap
                            Appreciation       Income           Plus        Core Equity     Core Equity
                                Fund            Fund            Fund            Fund            Fund
Shares                         2,110,008       2,735,664       1,061,313       2,065,150       8,133,929
Net Assets                  $ 29,383,669    $ 22,422,153    $ 11,892,474    $ 21,675,049    $ 85,373,345
Net Asset Value             $      13.93    $       8.20    $      11.21    $      10.50    $      10.50
Unrealized Appreciation
  (Depreciation)            $     66,673    $    (20,156)   $     71,420    $   (938,416)   $   (820,479)
Accumulated Net
  Realized Gain (Loss)      $ (4,195,354)   $   (526,206)   $ (2,124,687)   $  3,472,934    $ (3,373,313)

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Balanced Fund to the Moderate ETF Fund in exchange for shares of the Moderate ETF Fund and the subsequent liquidation of the Balanced Fund. The Agreement and Plan of Reorganization was approved and the merger took place April 25, 2008. In conjunction with this merger, Class I shares of the Touchstone Balanced Fund were exchanged for Class I shares of the Touchstone Moderate ETF Fund.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

The merger was approved as follows:

                                        Number of Votes
                               --------------------------------
                                   For      Against     Abstain
                               1,318,658     20,946     167,983

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and realized gain (loss) immediately before and after the reorganization:

                                                     Before                  After
                                                 Reorganization          Reorganization
                                         ------------------------------  --------------
                                           Balanced       Moderate ETF    Moderate ETF
                                             Fund             Fund            Fund
                                         ------------     ------------    ------------
Shares:
  Class I                                   1,898,502        2,204,182       4,176,175
  Class SC                                         --        1,733,248       1,733,248
Net Assets:
  Class I                                $ 24,444,917     $ 27,325,985    $ 51,770,902
  Class SC                               $         --     $ 21,401,361    $ 21,401,361
Net Asset Value:
  Class I                                $      12.88     $      12.40    $      12.40
  Class SC                               $         --     $      12.35    $      12.35
Unrealized Appreciation                  $     61,448     $    760,244    $    821,692
Accumulated Net Realized Gain (Loss)     $    (58,366)    $    848,386    $    790,020

10. Subsequent Events

The Funds evaluated subsequent events from December 31, 2009, the date of these financial statements, through February 26, 2010, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

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REPORT OF INDEPENDENT REGISTERED
--------------------------------------------------------------------------------
PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Variable Series Trust, comprised of the Baron Small Cap Growth Fund, Core Bond Fund, Mid Cap Growth Fund, High Yield Fund, Large Cap Core Equity Fund, Money Market Fund, Third Avenue Value Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund (the "Funds"), as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP


Cincinnati, Ohio
February 26, 2010

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               December 31, 2009

Dividend Received Deduction

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2009 qualifiy for the corporate dividends received deduction:

Core Bond Fund             1%
Third Avenue Value Fund   72%
Conservative ETF Fund     83%

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 through December 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2009" to estimate the expenses you paid on your account during this period.

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--------------------------------------------------------------------------------
Other Items continued

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                          Expenses
                                 Net Expense Ratio    Beginning            Ending      Paid During the
                                    Annualized      Account Value      Account Value   Six Months Ended
                                   December 31,        July 1,          December 31,      December 31,
                                       2009              2009               2009            2009*
TOUCHSTONE BARON SMALL CAP GROWTH FUND
   Actual                              1.55%          $1,000.00          $1,194.30          $8.56
   Hypothetical                        1.55%          $1,000.00          $1,017.41          $7.87

TOUCHSTONE CORE BOND FUND
   Actual                              1.00%          $1,000.00          $1,080.70          $5.24
   Hypothetical                        1.00%          $1,000.00          $1,020.17          $5.09

TOUCHSTONE HIGH YIELD FUND
   Actual                              1.05%          $1,000.00          $1,178.60          $5.74
   Hypothetical                        1.05%          $1,000.00          $1,019.94          $5.32

TOUCHSTONE LARGE CAP CORE EQUITY FUND
   Actual                              1.00%          $1,000.00          $1,197.70          $5.54
   Hypothetical                        1.00%          $1,000.00          $1,020.17          $5.09

TOUCHSTONE MID CAP GROWTH FUND
   Actual                              1.16%          $1,000.00          $1,251.40          $6.59
   Hypothetical                        1.16%          $1,000.00          $1,019.36          $5.91

TOUCHSTONE MONEY MARKET FUND
   Actual                              0.73%          $1,000.00          $1,001.80          $3.68
   Hypothetical                        0.73%          $1,000.00          $1,021.53          $3.72

TOUCHSTONE THIRD AVENUE VALUE FUND
   Actual                              1.21%          $1,000.00          $1,235.50          $6.80
   Hypothetical                        1.21%          $1,000.00          $1,019.13          $6.14

TOUCHSTONE AGGRESSIVE ETF FUND
   Actual                              0.75%          $1,000.00          $1,185.30          $4.13
   Hypothetical                        0.75%          $1,000.00          $1,021.43          $3.82

TOUCHSTONE CONSERVATIVE ETF FUND
   Actual                              0.75%          $1,000.00          $1,096.30          $3.95
   Hypothetical                        0.75%          $1,000.00          $1,021.44          $3.81

TOUCHSTONE ENHANCED ETF FUND
   Actual                              0.75%          $1,000.00          $1,192.80          $4.14
   Hypothetical                        0.75%          $1,000.00          $1,021.43          $3.82

TOUCHSTONE MODERATE ETF FUND
   Actual                              0.75%          $1,000.00          $1,147.20          $4.06
   Hypothetical                        0.75%          $1,000.00          $1,021.43          $3.82

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Advisory Agreement Approval Disclosure

At a meeting held on November 19, 2009, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Variable Series Trust (the `Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement(s) with respect to each Fund between the Advisor and the respective Sub-Advisor(s).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement(s) was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

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--------------------------------------------------------------------------------
Other Items continued


Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisors to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived advisory fees for certain Funds. The Board also noted that the Advisor pays the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds. The Board also considered that affiliates of the Advisor may benefit from certain indirect tax benefits, including those relating to dividend received deductions.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month, twelve-period, and thirty-six month periods ended September 30, 2009, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees for certain Funds in order to reduce those Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement(s) with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Baron Small Cap Fund. The Fund's advisory fee was at the median of its peer group and its total expense ratio (net of applicable expense waivers) was above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2009 was in the 4th quartile of its peer group, and the Fund's performance for the twelve-month and thirty-six month periods ended September 30, 2009 was in the 2nd quartile of its peer group. The Board noted management's explanation for the Fund's recent underperformance. Based upon their review, the Trustees concluded that the Fund's performance over the long-term was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

                                                                           91
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month and twelve-month periods ended September 30, 2009 was in the 2nd quartile of its peer group and in the 3rd quartile for the thirty-six month period ended September 30, 2009. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2009 was in the 1st quartile of its peer group and in the 2nd quartile for the twelve-month and thirty-six month periods ended September 30, 2009. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Mid Cap Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-month and thirty-six-month periods ended September 30, 2009 was in the 2nd quartile of its peer group and in the 3rd quartile of its peer group for the twelve-month period ended September 30, 2009. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio were below the median of its peer group. The Board noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month, twelve-month, and thirty-six month periods ended September 30, 2009 was in the 1st quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account management's discussion of the Fund's expenses, including the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month and thirty-six month periods ended September 30, 2009 was in the 1st quartile of its peer group and in the 4th quartile for the twelve-month period ended September 30, 2009. The Board also noted that the Fund had implemented a change to its investment strategy on May 21, 2008. The Board also noted management's explanation for the Fund's underperformance for the twelve-month period. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

   92
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board took into account management's discussion of the Funds' advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of such Funds was not appropriate at this time given each Fund's current size. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee(s) paid by the Advisor to the Fund's Sub-Advisor(s).

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its Sub-Advisory Agreement, among them:
(1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

                                                                           93
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisors to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arms-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the respective Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedules for most of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the respective Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the respective Sub-Advisor(s). The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee(s) for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Touchstone Baron Small Cap Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

   94
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Touchstone High Yield Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Growth Fund. The Fund's sub-advisory fees were above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month, twelve-month, and thirty-six month periods ended September 30, 2009, as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement(s) with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement(s) with respect to each Fund was in the best interests of the respective Fund and its shareholders.

                                                                           95
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES:(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of Funds
Name                           Position(s)    Term of Office(2)                               Overseen in             Other
Address                         Held with      And Length of      Principal Occupation(s)   the Touchstone        Directorships
Age                               Trust         Time Served         During Past 5 Years     Fund Complex(3)           Held(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder               Trustee and  Until retirement at  President and CEO of IFS          48         Director of LaRosa's
Touchstone Advisors, Inc       President    age 75 or until she  Financial Services, Inc.                     (a restaurant chain),
303 Broadway                                resigns or is        (a holding company).                         Capital Analysts
Cincinnati, OH                              removed                                                           Incorporated (an
Year of Birth: 1955                         Trustee since 1999                                                investment advisor and
                                                                                                              broker-dealer), IFS
                                                                                                              Financial Services,
                                                                                                              Inc. (a holding
                                                                                                              company), IFS Fund
                                                                                                              Distributors (a
                                                                                                              broker-dealer),
                                                                                                              Integrity and National
                                                                                                              Integrity Life
                                                                                                              Insurance Co.,
                                                                                                              Touchstone Securities
                                                                                                              (the Trust's
                                                                                                              distributor),
                                                                                                              Touchstone Advisors
                                                                                                              (the Trust's
                                                                                                              investment advisor and
                                                                                                              administrator), W&S
                                                                                                              Brokerage Services (a
                                                                                                              broker-dealer) and W&S
                                                                                                              Financial Group
                                                                                                              Distributors (a
                                                                                                              distribution company).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                 Trustee      Until retirement at  President and Chief               48         Director of Cincinnati
105 East Fourth Street                      age 75 or until he   Executive Officer of Cox                     Bell (a communications
Cincinnati, OH                              resigns or is        Financial Corp. (a                           company), Bethesda
Year of Birth: 1947                         removed              financial services                           Inc. (a hospital),
                                            Trustee since 1994   company).                                    Timken Co. (a
                                                                                                              manufacturing
                                                                                                              company), Diebold (a
                                                                                                              technology solutions
                                                                                                              company), and Ohio
                                                                                                              Business Alliance for
                                                                                                              Higher Education.
------------------------------------------------------------------------------------------------------------------------------------
Susan J. Hickenlooper          Trustee      Until retirement at  President and Trustee             48         Trustee of Gateway
c/o Touchstone Advisors, Inc.               age 75 or until she  of Episcopal Retirement                      Trust (a charitable
303 Broadway                                resigns or is        Homes Foundation                             organization), Trustee
Cincinnati, OH                              removed                                                           of Cincinnati Parks
Year of Birth: 1946                         Trustee since 2009                                                Foundation.
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner               Trustee      Until retirement at  Principal of HJL                  48         None
c/o Touchstone Advisors, Inc.               age 75 or until he   Enterprises (a privately
303 Broadway                                resigns or is        held investment
Cincinnati, OH                              removed              company).
Year of Birth: 1938                         Trustee since 1999
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann             Trustee      Until retirement at  Executive for Duro Bag            48         None
c/o Touchstone Advisors, Inc.               age 75 or until he   Manufacturing Co. (a bag
303 Broadway                                resigns or is        manufacturer); President
Cincinnati, OH                              removed              of Shor Foundation for
Year of Birth: 1938                         Trustee since 2005   Epilepsy Research (a
                                                                 charitable foundation);
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg            Trustee      Until retirement at  Retired Partner of KPMG           48         Trustee of Tri-Health
c/o Touchstone Advisors, Inc.               age 75 or until he   LLP (a certified public                      Physician Enterprise
303 Broadway                                resigns or is        accounting firm). Vice                       Corporation.
Cincinnati, OH                              removed              President of St. Xavier
Year of Birth: 1934                         Trustee since 1994   High School.
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                Trustee      Until retirement at  CEO, Chairman and                 48         Director of QMed
c/o Touchstone Advisors, Inc.               age 75 or until he   Director of Avaton, Inc.                     (a health care
303 Broadway                                resigns or is        (a wireless entertainment                    management company).
Cincinnati, OH                              removed              company). President of
Year of Birth: 1948                         Trustee since 2002   Cincinnati Biomedical (a
                                                                 life science and economic
                                                                 development company).
                                                                 Chairman of Integrated
                                                                 Media Technologies (a
                                                                 media company).
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 11 series of the Trust, 20 series of Touchstone Funds Group Trust, 3 series of Touchstone Institutional Funds Trust, 4 series of Touchstone In vestment Trust, 6 series of Touchstone Strategic Trust and 4 series of Touchstone Tax-Free Trust.

(4) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone In vestment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

   96
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Number of Funds
Name                            Term of                                                             Overseen in           Other
Address                       Position(s)      Office And Length      Principal Occupation(s)      the Touchstone     Directorships
Age                         Held with Trust      of Time Served         During Past 5 Years        Fund Complex(2)        Held
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President        Until resignation,       See biography above.                48           See biography
Touchstone Advisors, Inc.                    removal or                                                                above.
303 Broadway                                 disqualification
Cincinnati, OH                               President since
Year of Birth: 1955                          2004; President from
                                             2000-2002

------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch             Vice             Until resignation,       Senior Vice President and           48           None
Touchstone Advisors, Inc.   President and    removal or               Chief Compliance
303 Broadway                Chief            disqualification         Officer of IFS Financial
Cincinnati, OH              Compliance       Vice President since     Services, Inc.
Year of Birth: 1956         Officer          2003
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Graziano          Vice             Until resignation,       President of Touchstone             48           None
Touchstone Advisors, Inc.   President        removal or               Advisors, Inc.;
303 Broadway                                 disqualification         Executive Vice President
Cincinnati, OH                               Vice President since     of Pioneer Investment
Year of Birth: 1954                          2009                     Management, Head of Retail
                                                                      Distribution and
                                                                      Strategic Marketing
                                                                      2007 - 2008; Executive
                                                                      Vice President of Pioneer
                                                                      Investment Management,
                                                                      Chief Marketing Officer
                                                                      2002 - 2007.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft        Controller       Until resignation,       Chief Financial Officer of          48           None
Touchstone Advisors, Inc.   And Treasurer    removal or               IFS Financial Services,
303 Broadway                                 disqualification         Inc.
Cincinnati, OH                               Controller since 2000
Year of Birth: 1962                          Treasurer since 2003
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton               Secretary        Until resignation,       Assistant Vice President            48           None
JPMorgan                                     removal or               and Senior Counsel at
303 Broadway                                 disqualification         JPMorgan Chase Bank, N.A.
Cincinnati, OH                               Secretary since 2006
Year of Birth: 1970                          Assistant Secretary
                                             from 2002-2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

(2) The Touchstone Fund Complex consists of 11 series of the Trust, 20 series of Touchstone Funds Group Trust, 3 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 6 series of Touchstone Strategic Trust and 4 series of Touchstone Tax-Free Trust.

                                                                           97
                                                                           -----

================================================================================
PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.*, Capital Analysts Incorporated and W&S Brokerage Services, Inc.

*     Touchstone Securities, Inc. serves as the underwriter to the Touchstone
      Funds.

A Member of Western & Southern Financial Group(R)

        THE PRIVACY PROTECTION POLICY IS NOT PART OF THE ANNUAL REPORT.
================================================================================

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


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

                        [LOGO] TOUCHSTONE INVESTMENTS(R)


                                                           TSF-1006-TVST-AR-0912

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Don Siekmann is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $138,720 for the December 31, 2009 fiscal year and $153,100 ($8,000 related to filings of Form N-14) for the December 31, 2008 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-related fees totaled $15,000 ($9,000 paid by JPMorgan) for the December 31, 2009 fiscal year and $0 for the December 31, 2008 fiscal year. The 2009 fees are related to limited internal control testing in of the Trust's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled $34,100 for the December 31, 2009 fiscal year and $64,200 ($14,000 related to the dividend deficiency in the Eagle Capital Appreciation Fund) for the December 31, 2008 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no other fees for the December 31, 2009 or December 31, 2008 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisors) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $64,100 for the December 31, 2009 fiscal year and $93,200 for the December 31, 2008 fiscal year.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N-CSR for the December 31, 2004 fiscal year and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)        Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
------------------------
Jill T. McGruder
President

Date: March 3, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
-----------------------
Jill T. McGruder
President

Date: March 3, 2010

/s/ Terrie A. Wiedenheft
------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: March 2, 2010